Vanguard Tax-Managed Balanced Fund

Schedule of Investments (unaudited)
As of March 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (47.9%)1
Consumer Discretionary (6.9%)
*	Amazon.com Inc.	36,481	64,963
	Home Depot Inc.	102,499	19,668
	Walt Disney Co.	153,888	17,086
	Comcast Corp. Class A	401,789	16,063
*	Netflix Inc.	36,989	13,189
	McDonald's Corp.	69,274	13,155
	Walmart Inc.	132,349	12,908
	Costco Wholesale Corp.	39,493	9,563
	NIKE Inc. Class B	109,518	9,222
	Starbucks Corp.	107,823	8,016
	Lowe's Cos. Inc.	71,197	7,794
*	Booking Holdings Inc.	4,330	7,555
	TJX Cos. Inc.	103,072	5,484
*	Charter Communications Inc. Class A	15,095	5,237
	General Motors Co.	116,600	4,326
	Target Corp.	47,667	3,826
	Marriott International Inc. Class A	27,645	3,458
	Estee Lauder Cos. Inc. Class A	18,990	3,144
	eBay Inc.	83,828	3,113
	Ross Stores Inc.	32,367	3,013
*	O'Reilly Automotive Inc.	7,403	2,875
*	AutoZone Inc.	2,594	2,657
*	Tesla Inc.	9,442	2,642
	Dollar General Corp.	21,992	2,624
*	Dollar Tree Inc.	24,929	2,619
	Ford Motor Co.	280,100	2,459
	VF Corp.	27,400	2,381
	Yum! Brands Inc.	23,605	2,356
*	Ulta Beauty Inc.	5,655	1,972
	Hilton Worldwide Holdings Inc.	21,934	1,823
	CBS Corp. Class B	36,316	1,726
	Royal Caribbean Cruises Ltd.	15,032	1,723
	Carnival Corp.	33,950	1,722
	Las Vegas Sands Corp.	27,200	1,658
*	NVR Inc.	585	1,619
	Aptiv plc	19,793	1,573
	Yum China Holdings Inc.	34,065	1,530
	Best Buy Co. Inc.	21,100	1,499
*	Lululemon Athletica Inc.	8,918	1,461
	DR Horton Inc.	34,933	1,445
	Lennar Corp. Class A	29,269	1,437
*	Chipotle Mexican Grill Inc. Class A	1,968	1,398
	MGM Resorts International	52,646	1,351
	Sirius XM Holdings Inc.	236,080	1,339
	Expedia Group Inc.	11,176	1,330
	Lear Corp.	9,208	1,250
	Domino's Pizza Inc.	4,761	1,229
	Tractor Supply Co.	12,514	1,223
	PVH Corp.	9,530	1,162

* CarMax Inc.	16,540	1,154
Genuine Parts Co.	10,203	1,143
Advance Auto Parts Inc.	6,656	1,135
Wynn Resorts Ltd.	9,491	1,132
* Fox Corp. Class A	29,550	1,085
* Live Nation Entertainment Inc.	16,945	1,077
Omnicom Group Inc.	14,479	1,057
Darden Restaurants Inc.	8,680	1,054
Tiffany & Co.	9,500	1,003
Kohl's Corp.	14,485	996
* WABCO Holdings Inc.	7,457	983
* Liberty Broadband Corp.	10,215	937
* Discovery Communications Inc.	36,143	919
Dunkin' Brands Group Inc.	11,883	892
* Liberty Media Corp-Liberty SiriusXM Class A	23,135	883
Fortune Brands Home & Security Inc.	18,483	880
Polaris Industries Inc.	10,200	861
Service Corp. International	21,408	859
Toll Brothers Inc.	22,801	825
Gentex Corp.	39,660	820
* Wayfair Inc.	5,518	819
* ServiceMaster Global Holdings Inc.	17,167	802
Hasbro Inc.	9,200	782
* Madison Square Garden Co. Class A	2,648	776
News Corp. Class A	62,267	775
Tapestry Inc.	23,820	774
* Caesars Entertainment Corp.	86,364	750
* Under Armour Inc. Class A	35,380	748
Coty Inc. Class A	61,846	711
* Bright Horizons Family Solutions Inc.	5,583	710
PulteGroup Inc.	25,300	707
* TripAdvisor Inc.	13,522	696
* Henry Schein Inc.	11,422	687
Wendy's Co.	37,068	663
Vail Resorts Inc.	3,000	652
* Norwegian Cruise Line Holdings Ltd.	11,811	649
* DISH Network Corp. Class A	20,473	649
L Brands Inc.	23,500	648
Garmin Ltd.	7,500	648
Nielsen Holdings plc	26,728	633
* Liberty Media Corp-Liberty Formula One Class C	18,029	632
Harley-Davidson Inc.	16,990	606
* Burlington Stores Inc.	3,836	601
Thor Industries Inc.	9,533	595
* Liberty Broadband Corp. Class A	6,405	587
Ralph Lauren Corp. Class A	4,373	567
Carter's Inc.	5,600	564
BorgWarner Inc.	14,652	563
Wyndham Hotels & Resorts Inc.	11,225	561
Viacom Inc. Class B	19,324	542
Brunswick Corp.	10,728	540
Foot Locker Inc.	8,700	527
* Capri Holdings Ltd.	11,070	506
Williams-Sonoma Inc.	8,700	490
* LKQ Corp.	16,885	479
Whirlpool Corp.	3,582	476
Hanesbrands Inc.	26,300	470

* Fox Corp. Class B	13,034	468
Interpublic Group of Cos. Inc.	21,783	458
* Qurate Retail Group Inc. QVC Group Class A	28,538	456
Gap Inc.	16,771	439
* Liberty Media Corp-Liberty SiriusXM Class C	11,396	436
Nordstrom Inc.	9,500	422
AMERCO	1,122	417
Aramark	13,199	390
H&R Block Inc.	16,100	385
* GCI Liberty Inc. Class A	6,755	376
* frontdoor Inc.	10,833	373
Newell Brands Inc.	22,794	350
* Murphy USA Inc.	3,931	337
Hyatt Hotels Corp. Class A	4,521	328
* Mohawk Industries Inc.	2,557	323
* Liberty Media Corp-Liberty Formula One Class A	9,394	320
John Wiley & Sons Inc. Class A	7,218	319
* AMC Networks Inc. Class A	5,549	315
* Sally Beauty Holdings Inc.	16,847	310
* Urban Outfitters Inc.	9,377	278
* Liberty Expedia Holdings Inc. Class A	5,972	256
* Garrett Motion Inc.	16,362	241
* Under Armour Inc. Class C	12,288	232
Brinker International Inc.	4,837	215
* Discovery Communications Inc. Class A	7,816	211
* Hilton Grand Vacations Inc.	6,567	203
Pool Corp.	1,184	195
* Skechers U.S.A. Inc. Class A	5,759	194
* Mattel Inc.	14,737	192
Dillard's Inc. Class A	2,653	191
KAR Auction Services Inc.	3,700	190
Dick's Sporting Goods Inc.	5,100	188
* Hertz Global Holdings Inc.	10,723	186
* Fitbit Inc. Class A	30,859	183
* Avis Budget Group Inc.	4,734	165
Penske Automotive Group Inc.	3,473	155
* Visteon Corp.	1,985	134
Extended Stay America Inc.	6,727	121
Tribune Media Co. Class A	2,480	114
Lennar Corp. Class B	2,807	110
* Grand Canyon Education Inc.	951	109
* Tempur Sealy International Inc.	1,872	108
* Floor & Decor Holdings Inc. Class A	2,538	105
* Vista Outdoor Inc.	12,307	99
* Dropbox Inc. Class A	4,446	97
* 2U Inc.	1,364	97
* AutoNation Inc.	2,597	93
* Michaels Cos. Inc.	7,798	89
Cinemark Holdings Inc.	2,058	82
Macy's Inc.	2,900	70
Goodyear Tire & Rubber Co.	3,600	65
Pan American Silver Corp.	4,395	58
Graham Holdings Co. Class B	59	40
Cable One Inc.	40	39
Columbia Sportswear Co.	358	37
Leggett & Platt Inc.	853	36
Lions Gate Entertainment Corp. Class A	2,223	35

Choice Hotels International Inc.	444	34
Lions Gate Entertainment Corp. Class B	1,700	26
* Lyft Inc. Class A	146	11
Entercom Communications Corp. Class A	171	1
		338,653
Consumer Staples (2.8%)
Procter & Gamble Co.	221,517	23,049
Coca-Cola Co.	353,344	16,558
PepsiCo Inc.	129,064	15,817
Philip Morris International Inc.	138,649	12,255
Altria Group Inc.	168,780	9,693
Mondelez International Inc. Class A	149,337	7,455
Colgate-Palmolive Co.	78,870	5,406
Kimberly-Clark Corp.	30,521	3,782
General Mills Inc.	62,714	3,245
Sysco Corp.	43,197	2,884
CVS Health Corp.	49,492	2,669
Archer-Daniels-Midland Co.	59,773	2,578
Constellation Brands Inc. Class A	14,236	2,496
* Monster Beverage Corp.	41,918	2,288
Tyson Foods Inc. Class A	30,613	2,125
Walgreens Boots Alliance Inc.	31,518	1,994
McCormick & Co. Inc.	12,780	1,925
Hershey Co.	16,700	1,918
Church & Dwight Co. Inc.	25,310	1,803
Clorox Co.	10,000	1,605
Brown-Forman Corp. Class B	28,063	1,481
Kroger Co.	58,600	1,442
JM Smucker Co.	12,251	1,427
Hormel Foods Corp.	30,684	1,373
* Post Holdings Inc.	10,986	1,202
* US Foods Holding Corp.	32,122	1,121
Lamb Weston Holdings Inc.	14,100	1,057
Conagra Brands Inc.	36,300	1,007
Ingredion Inc.	9,319	882
Bunge Ltd.	16,614	882
Molson Coors Brewing Co. Class B	14,000	835
Campbell Soup Co.	21,400	816
* Herbalife Nutrition Ltd.	13,363	708
Kellogg Co.	11,900	683
Keurig Dr Pepper Inc.	18,165	508
* Sprouts Farmers Market Inc.	22,125	477
* TreeHouse Foods Inc.	6,370	411
Energizer Holdings Inc.	6,965	313
Casey's General Stores Inc.	2,214	285
* Edgewell Personal Care Co.	4,485	197
Flowers Foods Inc.	7,464	159
* Hain Celestial Group Inc.	4,860	112
Kraft Heinz Co.	3,259	106
* Pilgrim's Pride Corp.	4,627	103
Seaboard Corp.	23	98
Spectrum Brands Holdings Inc.	983	54
		139,284
Energy (2.5%)
Exxon Mobil Corp.	383,987	31,026
Chevron Corp.	174,560	21,502

ConocoPhillips	103,512	6,908
EOG Resources Inc.	53,156	5,059
Phillips 66	38,775	3,690
Marathon Petroleum Corp.	61,071	3,655
Kinder Morgan Inc.	171,400	3,430
Valero Energy Corp.	39,000	3,308
Occidental Petroleum Corp.	44,366	2,937
Pioneer Natural Resources Co.	17,785	2,708
ONEOK Inc.	36,402	2,542
Anadarko Petroleum Corp.	46,992	2,137
Concho Resources Inc.	18,530	2,056
Diamondback Energy Inc.	19,265	1,956
* Cheniere Energy Inc.	25,347	1,733
National Oilwell Varco Inc.	64,329	1,714
Devon Energy Corp.	52,854	1,668
Baker Hughes a GE Co. Class A	54,250	1,504
Williams Cos. Inc.	52,100	1,496
Hess Corp.	23,030	1,387
Marathon Oil Corp.	81,782	1,367
Helmerich & Payne Inc.	21,715	1,207
Apache Corp.	34,038	1,180
Schlumberger Ltd.	26,600	1,159
Noble Energy Inc.	42,872	1,060
* Continental Resources Inc.	22,065	988
Cabot Oil & Gas Corp.	37,604	981
* WPX Energy Inc.	68,580	899
Halliburton Co.	30,664	898
* Transocean Ltd.	92,290	804
Patterson-UTI Energy Inc.	50,602	709
HollyFrontier Corp.	12,892	635
* Apergy Corp.	14,354	589
* First Solar Inc.	11,005	582
Murphy Oil Corp.	18,800	551
Cimarex Energy Co.	7,776	544
Nabors Industries Ltd.	157,300	541
EQT Corp.	19,810	411
Targa Resources Corp.	9,600	399
Equitrans Midstream Corp.	17,621	384
PBF Energy Inc. Class A	12,000	374
Valvoline Inc.	17,015	316
* Parsley Energy Inc. Class A	11,166	216
* Chesapeake Energy Corp.	65,920	204
RPC Inc.	17,717	202
* CNX Resources Corp.	18,739	202
* Whiting Petroleum Corp.	7,692	201
* Weatherford International plc	256,767	179
* CONSOL Energy Inc.	4,740	162
* Rowan Cos. plc Class A	14,531	157
* Extraction Oil & Gas Inc.	23,044	98
Arcosa Inc.	3,168	97
Range Resources Corp.	8,314	93
* QEP Resources Inc.	11,655	91
* Antero Resources Corp.	10,152	90
* Centennial Resource Development Inc. Class A	8,768	77
Encana Corp.	8,819	64
SM Energy Co.	2,600	46

Kosmos Energy Ltd.	6,584	41
		121,214
Financial Services (9.7%)
* Berkshire Hathaway Inc. Class B	174,935	35,143
JPMorgan Chase & Co.	298,516	30,219
Visa Inc. Class A	157,819	24,650
Bank of America Corp.	824,936	22,760
Mastercard Inc. Class A	81,396	19,165
Wells Fargo & Co.	380,791	18,400
Citigroup Inc.	217,736	13,548
* PayPal Holdings Inc.	105,793	10,986
American Tower Corp.	40,219	7,926
American Express Co.	58,598	6,405
US Bancorp	130,672	6,297
Goldman Sachs Group Inc.	31,593	6,066
Chubb Ltd.	40,602	5,688
Simon Property Group Inc.	29,278	5,335
CME Group Inc.	31,395	5,167
Crown Castle International Corp.	39,583	5,067
PNC Financial Services Group Inc.	39,840	4,887
Morgan Stanley	108,719	4,588
Charles Schwab Corp.	104,805	4,481
BlackRock Inc.	10,331	4,415
S&P Global Inc.	20,231	4,260
Prologis Inc.	56,910	4,095
Bank of New York Mellon Corp.	79,501	4,009
Marsh & McLennan Cos. Inc.	42,297	3,972
Aon plc	22,428	3,828
Intercontinental Exchange Inc.	47,087	3,585
* Fiserv Inc.	40,513	3,576
Progressive Corp.	49,497	3,568
American International Group Inc.	79,900	3,440
Equinix Inc.	7,396	3,352
Capital One Financial Corp.	39,892	3,259
Public Storage	14,772	3,217
Travelers Cos. Inc.	23,146	3,175
MetLife Inc.	72,340	3,079
Aflac Inc.	60,874	3,044
* Worldpay Inc. Class A	26,520	3,010
Fidelity National Information Services Inc.	26,381	2,984
BB&T Corp.	63,919	2,974
Prudential Financial Inc.	32,132	2,952
Allstate Corp.	29,585	2,786
* SBA Communications Corp. Class A	13,919	2,779
Welltower Inc.	34,803	2,701
Moody's Corp.	14,200	2,571
Equity Residential	33,625	2,533
Global Payments Inc.	17,310	2,363
SunTrust Banks Inc.	37,898	2,245
* Square Inc.	29,508	2,211
Digital Realty Trust Inc.	18,310	2,179
Ventas Inc.	33,100	2,112
AvalonBay Communities Inc.	10,200	2,047
State Street Corp.	30,669	2,018
Annaly Capital Management Inc.	194,900	1,947
Total System Services Inc.	19,934	1,894
T. Rowe Price Group Inc.	18,774	1,880

* CBRE Group Inc. Class A	37,901	1,874
Synchrony Financial	57,247	1,826
* FleetCor Technologies Inc.	7,268	1,792
MSCI Inc. Class A	9,002	1,790
Realty Income Corp.	24,100	1,773
Willis Towers Watson plc	10,000	1,756
First Republic Bank	17,226	1,731
Essex Property Trust Inc.	5,973	1,728
Boston Properties Inc.	12,781	1,711
Discover Financial Services	23,903	1,701
Hartford Financial Services Group Inc.	33,742	1,678
AGNC Investment Corp.	92,155	1,659
E*TRADE Financial Corp.	35,418	1,644
Loews Corp.	34,103	1,635
* Markel Corp.	1,640	1,634
M&T Bank Corp.	10,199	1,601
Comerica Inc.	20,326	1,490
* SVB Financial Group	6,667	1,482
Equifax Inc.	12,213	1,447
* First Data Corp. Class A	54,957	1,444
TransUnion	21,483	1,436
Zions Bancorp NA	30,699	1,394
Extra Space Storage Inc.	13,300	1,355
Fifth Third Bancorp	53,575	1,351
* Arch Capital Group Ltd.	41,327	1,336
KeyCorp	84,218	1,326
* Alleghany Corp.	2,133	1,306
Ameriprise Financial Inc.	10,193	1,306
Northern Trust Corp.	14,372	1,299
Torchmark Corp.	15,679	1,285
Franklin Resources Inc.	38,675	1,282
HCP Inc.	40,614	1,271
Nasdaq Inc.	14,423	1,262
Regions Financial Corp.	87,002	1,231
Equity LifeStyle Properties Inc.	10,523	1,203
FactSet Research Systems Inc.	4,844	1,203
Reinsurance Group of America Inc. Class A	8,395	1,192
Alexandria Real Estate Equities Inc.	8,330	1,188
TD Ameritrade Holding Corp.	23,647	1,182
Host Hotels & Resorts Inc.	60,499	1,143
Huntington Bancshares Inc.	89,700	1,137
Lamar Advertising Co. Class A	14,267	1,131
Lincoln National Corp.	19,230	1,129
Equity Commonwealth	34,227	1,119
WR Berkley Corp.	13,133	1,113
Cboe Global Markets Inc.	11,525	1,100
Camden Property Trust	10,700	1,086
Weyerhaeuser Co.	39,846	1,050
Citizens Financial Group Inc.	31,943	1,038
American Homes 4 Rent Class A	45,625	1,037
Mid-America Apartment Communities Inc.	9,294	1,016
Federal Realty Investment Trust	7,319	1,009
SEI Investments Co.	18,913	988
East West Bancorp Inc.	20,444	981
Brown & Brown Inc.	33,138	978
Douglas Emmett Inc.	24,033	971
* Western Alliance Bancorp	23,446	962

Everest Re Group Ltd.	4,400	950
Principal Financial Group Inc.	18,700	939
JBG SMITH Properties	22,487	930
Apartment Investment & Management Co.	18,480	929
Kilroy Realty Corp.	12,189	926
Raymond James Financial Inc.	11,434	919
Synovus Financial Corp.	26,425	908
* Howard Hughes Corp.	7,928	872
Vornado Realty Trust	12,900	870
Arthur J Gallagher & Co.	10,570	826
Unum Group	24,293	822
Iron Mountain Inc.	22,800	808
Hanover Insurance Group Inc.	6,939	792
Jones Lang LaSalle Inc.	5,012	773
Broadridge Financial Solutions Inc.	7,331	760
Associated Banc-Corp	35,476	757
Fidelity National Financial Inc.	20,332	743
TCF Financial Corp.	35,874	742
New Residential Investment Corp.	43,741	740
Navient Corp.	63,573	736
Cincinnati Financial Corp.	8,401	722
Ally Financial Inc.	26,054	716
Invesco Ltd.	37,000	714
Duke Realty Corp.	23,013	704
RenaissanceRe Holdings Ltd.	4,851	696
Assurant Inc.	7,242	687
Voya Financial Inc.	13,412	670
WP Carey Inc.	8,400	658
Commerce Bancshares Inc.	11,196	650
* WEX Inc.	3,348	643
UDR Inc.	13,895	632
Western Union Co.	34,176	631
Assured Guaranty Ltd.	13,902	618
Two Harbors Investment Corp.	45,100	610
Alliance Data Systems Corp.	3,477	608
Sterling Bancorp	32,600	607
Senior Housing Properties Trust	50,400	594
Colony Capital Inc.	110,500	588
New York Community Bancorp Inc.	50,788	588
Starwood Property Trust Inc.	26,200	586
Kimco Realty Corp.	31,300	579
Jack Henry & Associates Inc.	4,132	573
VEREIT Inc.	68,000	569
MarketAxess Holdings Inc.	2,300	566
Popular Inc.	10,841	565
SL Green Realty Corp.	6,259	563
* Credit Acceptance Corp.	1,222	552
Park Hotels & Resorts Inc.	17,624	548
Omega Healthcare Investors Inc.	14,000	534
Affiliated Managers Group Inc.	4,984	534
Invitation Homes Inc.	21,896	533
Gaming and Leisure Properties Inc.	13,700	528
* Zillow Group Inc.	14,849	516
Santander Consumer USA Holdings Inc.	23,585	498
Weingarten Realty Investors	15,484	455
Wyndham Destinations Inc.	11,225	454
First Horizon National Corp.	32,130	449

Macerich Co.	10,300	446
Sun Communities Inc.	3,700	439
American Financial Group Inc.	4,520	435
First Hawaiian Inc.	16,576	432
SITE Centers Corp.	31,400	428
Brookfield Property REIT Inc. Class A	20,850	427
Chimera Investment Corp.	21,783	408
MFA Financial Inc.	55,156	401
CyrusOne Inc.	7,600	399
Outfront Media Inc.	17,000	398
Legg Mason Inc.	14,354	393
Brixmor Property Group Inc.	20,800	382
CNA Financial Corp.	8,693	377
* Euronet Worldwide Inc.	2,592	370
White Mountains Insurance Group Ltd.	398	368
OneMain Holdings Inc.	11,211	356
Regency Centers Corp.	5,233	353
Lazard Ltd. Class A	9,725	351
* Fair Isaac Corp.	1,240	337
BankUnited Inc.	10,000	334
BOK Financial Corp.	4,040	329
Brandywine Realty Trust	20,600	327
CoreSite Realty Corp.	3,037	325
National Retail Properties Inc.	5,800	321
Jefferies Financial Group Inc.	16,533	311
Apple Hospitality REIT Inc.	18,800	306
BGC Partners Inc. Class A	57,100	303
Liberty Property Trust	6,100	295
First American Financial Corp.	5,600	288
Signature Bank	2,248	288
Spirit Realty Capital Inc.	7,200	286
Old Republic International Corp.	13,642	285
LPL Financial Holdings Inc.	4,000	279
* Athene Holding Ltd. Class A	6,782	277
VICI Properties Inc.	12,500	273
Interactive Brokers Group Inc.	5,220	271
Corporate Office Properties Trust	9,060	247
Retail Properties of America Inc.	19,700	240
Hudson Pacific Properties Inc.	6,800	234
American Campus Communities Inc.	4,260	203
Medical Properties Trust Inc.	10,779	200
* Brighthouse Financial Inc.	5,460	198
Umpqua Holdings Corp.	12,000	198
AXA Equitable Holdings Inc.	9,264	187
Healthcare Trust of America Inc. Class A	6,500	186
CIT Group Inc.	3,500	168
STORE Capital Corp.	4,944	166
Rayonier Inc.	5,100	161
CubeSmart	5,009	160
Eaton Vance Corp.	3,800	153
* CoreLogic Inc.	3,976	148
Evercore Inc. Class A	1,600	146
Axis Capital Holdings Ltd.	2,600	142
Taubman Centers Inc.	2,484	131
Morningstar Inc.	964	121
Hospitality Properties Trust	4,451	117
EPR Properties	1,518	117

FNB Corp.	8,934	95
* Zillow Group Inc. Class A	2,769	95
* Texas Capital Bancshares Inc.	1,709	93
First Citizens BancShares Inc. Class A	229	93
Pinnacle Financial Partners Inc.	1,700	93
Cullen/Frost Bankers Inc.	800	78
Highwoods Properties Inc.	1,638	77
Webster Financial Corp.	1,498	76
SLM Corp.	6,800	67
Retail Value Inc.	1,384	43
Empire State Realty Trust Inc.	2,287	36
Mercury General Corp.	711	36
People's United Financial Inc.	2,142	35
Columbia Property Trust Inc.	1,558	35
Bank of Hawaii Corp.	443	35
PacWest Bancorp	905	34
Prosperity Bancshares Inc.	487	34
Wintrust Financial Corp.	497	33
Life Storage Inc.	342	33
Paramount Group Inc.	2,332	33
Virtu Financial Inc. Class A	1,264	30
American National Insurance Co.	127	15
		473,730
Health Care (6.6%)
Johnson & Johnson	237,487	33,198
Pfizer Inc.	538,450	22,868
UnitedHealth Group Inc.	88,562	21,898
Merck & Co. Inc.	244,280	20,317
Abbott Laboratories	157,288	12,574
Medtronic plc	124,710	11,359
Amgen Inc.	58,906	11,191
Eli Lilly & Co.	82,452	10,699
AbbVie Inc.	131,154	10,570
Thermo Fisher Scientific Inc.	35,013	9,584
Danaher Corp.	56,851	7,505
Anthem Inc.	24,296	6,972
Becton Dickinson and Co.	24,169	6,036
* Celgene Corp.	63,926	6,031
Stryker Corp.	30,449	6,014
* Intuitive Surgical Inc.	10,032	5,724
Gilead Sciences Inc.	88,002	5,721
Cigna Corp.	34,929	5,617
Zoetis Inc.	46,568	4,688
* Boston Scientific Corp.	122,065	4,685
* Vertex Pharmaceuticals Inc.	22,995	4,230
* Biogen Inc.	17,620	4,165
* Illumina Inc.	13,028	4,048
Baxter International Inc.	45,000	3,659
Humana Inc.	13,448	3,577
HCA Healthcare Inc.	27,287	3,558
* Edwards Lifesciences Corp.	18,530	3,545
Bristol-Myers Squibb Co.	60,960	2,908
Allergan plc	18,705	2,739
* Regeneron Pharmaceuticals Inc.	6,462	2,653
* Alexion Pharmaceuticals Inc.	19,497	2,636
Agilent Technologies Inc.	29,707	2,388
Zimmer Biomet Holdings Inc.	18,070	2,308

McKesson Corp.	18,836	2,205
* Centene Corp.	37,050	1,967
* IQVIA Holdings Inc.	13,614	1,958
* Align Technology Inc.	6,859	1,950
* Laboratory Corp. of America Holdings	11,444	1,751
Cooper Cos. Inc.	5,736	1,699
* IDEXX Laboratories Inc.	7,276	1,627
Cardinal Health Inc.	32,745	1,577
* Varian Medical Systems Inc.	11,113	1,575
Quest Diagnostics Inc.	16,919	1,521
* BioMarin Pharmaceutical Inc.	16,564	1,471
* Mylan NV	49,368	1,399
* Incyte Corp.	16,015	1,377
Universal Health Services Inc. Class B	10,172	1,361
* Veeva Systems Inc. Class A	10,630	1,349
* Cerner Corp.	23,393	1,338
PerkinElmer Inc.	13,223	1,274
AmerisourceBergen Corp. Class A	15,706	1,249
* Hologic Inc.	25,222	1,221
Teleflex Inc.	3,932	1,188
ResMed Inc.	11,300	1,175
* ABIOMED Inc.	3,860	1,102
* Exact Sciences Corp.	12,072	1,046
* Ionis Pharmaceuticals Inc.	12,873	1,045
* Bluebird Bio Inc.	6,558	1,032
Hill-Rom Holdings Inc.	9,422	997
* Charles River Laboratories International Inc.	6,810	989
Dentsply Sirona Inc.	18,983	941
* QIAGEN NV	22,394	911
* Bio-Rad Laboratories Inc. Class A	2,907	889
* Sage Therapeutics Inc.	5,563	885
* Jazz Pharmaceuticals plc	5,935	848
* DexCom Inc.	6,964	829
Bio-Techne Corp.	4,125	819
* Alnylam Pharmaceuticals Inc.	8,675	811
* Seattle Genetics Inc.	10,896	798
* WellCare Health Plans Inc.	2,862	772
* Neurocrine Biosciences Inc.	8,323	733
* Molina Healthcare Inc.	5,092	723
* Elanco Animal Health Inc.	21,924	703
* Sarepta Therapeutics Inc.	5,866	699
* DaVita Inc.	12,689	689
* United Therapeutics Corp.	5,783	679
Perrigo Co. plc	13,878	668
* Exelixis Inc.	27,521	655
* Alkermes plc	14,813	541
* Catalent Inc.	13,316	540
STERIS plc	4,000	512
* Premier Inc. Class A	14,344	495
Chemed Corp.	1,300	416
West Pharmaceutical Services Inc.	3,341	368
* MEDNAX Inc.	12,643	344
* Agios Pharmaceuticals Inc.	4,263	288
* Varex Imaging Corp.	7,595	257
* Penumbra Inc.	1,595	234
* Acadia Healthcare Co. Inc.	7,907	232
* PRA Health Sciences Inc.	2,071	228

* Insulet Corp.	2,310	220
* Nektar Therapeutics Class A	5,100	171
* Tenet Healthcare Corp.	5,599	161
Encompass Health Corp.	2,416	141
* Mallinckrodt plc	6,078	132
* Endo International plc	15,315	123
* Masimo Corp.	699	97
* Integra LifeSciences Holdings Corp.	1,695	94
* ICU Medical Inc.	377	90
Patterson Cos. Inc.	3,600	79
Bruker Corp.	1,500	58
* Moderna Inc.	2,449	50
		324,031
Materials & Processing (1.6%)
DowDuPont Inc.	194,061	10,345
Linde plc	49,487	8,706
Ecolab Inc.	20,400	3,601
Air Products & Chemicals Inc.	18,500	3,533
Sherwin-Williams Co.	7,060	3,041
LyondellBasell Industries NV Class A	28,438	2,391
PPG Industries Inc.	19,800	2,235
Ingersoll-Rand plc	20,400	2,202
Freeport-McMoRan Inc.	153,524	1,979
Newmont Mining Corp.	50,141	1,794
Ball Corp.	30,836	1,784
Vulcan Materials Co.	13,586	1,609
International Paper Co.	31,443	1,455
Celanese Corp. Class A	14,628	1,442
Martin Marietta Materials Inc.	6,586	1,325
Nucor Corp.	21,643	1,263
Lennox International Inc.	4,681	1,238
* Berry Global Group Inc.	22,007	1,185
Fastenal Co.	17,923	1,153
* Crown Holdings Inc.	18,869	1,030
Hexcel Corp.	14,466	1,000
* International Flavors & Fragrances Inc.	7,630	983
Sealed Air Corp.	19,269	888
Armstrong World Industries Inc.	11,089	881
Albemarle Corp.	10,400	853
Westrock Co.	21,460	823
Masco Corp.	19,089	750
CF Industries Holdings Inc.	17,959	734
Eastman Chemical Co.	9,319	707
FMC Corp.	9,098	699
Eagle Materials Inc.	8,242	695
Mosaic Co.	25,130	686
Reliance Steel & Aluminum Co.	7,600	686
Owens-Illinois Inc.	33,605	638
Southern Copper Corp.	16,056	637
Packaging Corp. of America	6,352	631
Owens Corning	13,342	629
Huntsman Corp.	27,900	627
Valmont Industries Inc.	4,636	603
NewMarket Corp.	1,329	576
Silgan Holdings Inc.	18,967	562
Olin Corp.	22,500	521
WR Grace & Co.	6,600	515

Westlake Chemical Corp.	7,433	504
Ashland Global Holdings Inc.	6,198	484
* Alcoa Corp.	15,947	449
United States Steel Corp.	21,600	421
Steel Dynamics Inc.	11,600	409
Versum Materials Inc.	8,023	404
Scotts Miracle-Gro Co.	5,042	396
RPM International Inc.	6,500	377
Royal Gold Inc.	3,900	355
Chemours Co.	9,014	335
* Element Solutions Inc.	32,584	329
* AdvanSix Inc.	10,870	311
Cabot Corp.	5,900	246
GrafTech International Ltd.	17,200	220
Graphic Packaging Holding Co.	15,800	200
* Axalta Coating Systems Ltd.	7,420	187
* Livent Corp.	13,559	166
AptarGroup Inc.	1,500	160
Timken Co.	3,100	135
Acuity Brands Inc.	1,067	128
Domtar Corp.	2,136	106
* Univar Inc.	4,437	98
Bemis Co. Inc.	1,664	92
Sonoco Products Co.	1,300	80
Watsco Inc.	500	72
USG Corp.	1,548	67
Ardagh Group SA	3,458	45
		76,411
Producer Durables (4.9%)
Boeing Co.	47,052	17,947
Union Pacific Corp.	62,786	10,498
3M Co.	50,387	10,469
Honeywell International Inc.	63,834	10,145
Accenture plc Class A	57,431	10,109
United Technologies Corp.	73,286	9,446
General Electric Co.	767,418	7,667
United Parcel Service Inc. Class B	61,881	6,915
Lockheed Martin Corp.	22,492	6,751
Caterpillar Inc.	49,756	6,741
Automatic Data Processing Inc.	38,034	6,076
CSX Corp.	63,354	4,740
Deere & Co.	26,980	4,312
Raytheon Co.	22,435	4,085
Norfolk Southern Corp.	21,800	4,074
FedEx Corp.	22,369	4,058
Illinois Tool Works Inc.	26,375	3,786
Emerson Electric Co.	54,190	3,710
Waste Management Inc.	33,651	3,497
Northrop Grumman Corp.	12,446	3,355
Delta Air Lines Inc.	62,899	3,249
Eaton Corp. plc	37,345	3,009
Roper Technologies Inc.	8,710	2,979
General Dynamics Corp.	17,491	2,961
Southwest Airlines Co.	50,666	2,630
* TransDigm Group Inc.	5,056	2,295
Cintas Corp.	10,673	2,157
* Waters Corp.	7,870	1,981

Paychex Inc.	23,684	1,899
* Mettler-Toledo International Inc.	2,619	1,894
* United Continental Holdings Inc.	23,719	1,892
Xylem Inc.	23,614	1,866
AMETEK Inc.	22,442	1,862
Verisk Analytics Inc. Class A	13,447	1,788
Fortive Corp.	20,386	1,710
PACCAR Inc.	23,928	1,630
Cummins Inc.	10,321	1,629
Rockwell Automation Inc.	9,203	1,615
Parker-Hannifin Corp.	9,302	1,596
IDEX Corp.	10,462	1,588
* CoStar Group Inc.	3,352	1,563
Textron Inc.	30,558	1,548
* Copart Inc.	25,343	1,536
Expeditors International of Washington Inc.	19,686	1,494
Stanley Black & Decker Inc.	10,910	1,486
Huntington Ingalls Industries Inc.	6,494	1,346
Republic Services Inc. Class A	16,510	1,327
CH Robinson Worldwide Inc.	15,011	1,306
* Keysight Technologies Inc.	14,738	1,285
* HD Supply Holdings Inc.	29,297	1,270
Wabtec Corp.	16,847	1,242
Jacobs Engineering Group Inc.	16,461	1,238
Spirit AeroSystems Holdings Inc. Class A	13,411	1,228
AO Smith Corp.	22,475	1,198
L3 Technologies Inc.	5,789	1,195
Allegion plc	13,133	1,191
* United Rentals Inc.	10,276	1,174
Nordson Corp.	8,792	1,165
JB Hunt Transport Services Inc.	11,052	1,119
* Sensata Technologies Holding plc	23,745	1,069
Carlisle Cos. Inc.	8,633	1,059
Oshkosh Corp.	13,558	1,019
ITT Inc.	17,444	1,012
Quanta Services Inc.	26,804	1,012
Toro Co.	14,311	985
FLIR Systems Inc.	20,291	965
* Trimble Inc.	23,721	958
* AECOM	32,209	956
Landstar System Inc.	8,735	956
AGCO Corp.	13,695	952
Robert Half International Inc.	14,500	945
* Zebra Technologies Corp.	4,490	941
Johnson Controls International plc	25,378	937
BWX Technologies Inc.	17,602	873
Lincoln Electric Holdings Inc.	9,765	819
WW Grainger Inc.	2,682	807
Xerox Corp.	22,618	723
Dover Corp.	7,663	719
Air Lease Corp. Class A	20,291	697
* Kirby Corp.	9,102	684
* Clean Harbors Inc.	9,397	672
Donaldson Co. Inc.	13,286	665
Flowserve Corp.	14,313	646
National Instruments Corp.	14,511	644
Arconic Inc.	32,466	620

Kansas City Southern	5,000	580
* Genesee & Wyoming Inc. Class A	6,476	564
Avery Dennison Corp.	4,600	520
Terex Corp.	16,100	517
* Welbilt Inc.	29,026	475
Copa Holdings SA Class A	5,839	471
Knight-Swift Transportation Holdings Inc.	14,300	467
ManpowerGroup Inc.	5,650	467
Ryder System Inc.	7,500	465
* XPO Logistics Inc.	8,570	461
Fluor Corp.	12,358	455
Pentair plc	10,087	449
MSC Industrial Direct Co. Inc. Class A	5,300	438
* Teledyne Technologies Inc.	1,810	429
Trinity Industries Inc.	19,100	415
Old Dominion Freight Line Inc.	2,837	410
Snap-on Inc.	2,597	406
Genpact Ltd.	11,065	389
Macquarie Infrastructure Corp.	8,600	355
* WESCO International Inc.	6,004	318
* Stericycle Inc.	5,749	313
HEICO Corp. Class A	3,638	306
Booz Allen Hamilton Holding Corp. Class A	4,900	285
* JetBlue Airways Corp.	17,033	279
nVent Electric plc	10,087	272
* Middleby Corp.	2,055	267
Hubbell Inc. Class B	2,200	260
Graco Inc.	4,912	243
Regal Beloit Corp.	2,800	229
* Resideo Technologies Inc.	11,832	228
* Colfax Corp.	6,363	189
* Conduent Inc.	11,821	163
Rollins Inc.	3,712	155
* Herc Holdings Inc.	3,808	148
Littelfuse Inc.	768	140
Schneider National Inc. Class B	6,200	131
HEICO Corp.	1,087	103
* Gardner Denver Holdings Inc.	3,562	99
ADT Inc.	14,100	90
* Gates Industrial Corp. plc	6,011	86
Altra Industrial Motion Corp.	2,386	74
Allison Transmission Holdings Inc.	1,200	54
Crane Co.	451	38
American Airlines Group Inc.	1,200	38
Curtiss-Wright Corp.	305	35
		241,133
Technology (10.5%)
Apple Inc.	421,249	80,016
Microsoft Corp.	673,300	79,409
* Facebook Inc. Class A	210,892	35,154
* Alphabet Inc. Class C	27,635	32,424
* Alphabet Inc. Class A	25,654	30,192
Cisco Systems Inc.	411,581	22,221
Intel Corp.	406,600	21,834
* Adobe Inc.	44,694	11,911
International Business Machines Corp.	83,403	11,768
Oracle Corp.	218,117	11,715

Broadcom Inc.	36,649	11,021
* salesforce.com Inc.	65,357	10,351
Texas Instruments Inc.	89,840	9,529
NVIDIA Corp.	51,262	9,205
QUALCOMM Inc.	108,398	6,182
Intuit Inc.	21,024	5,496
* Micron Technology Inc.	101,510	4,195
* ServiceNow Inc.	15,524	3,827
Cognizant Technology Solutions Corp. Class A	51,715	3,747
HP Inc.	189,673	3,685
Applied Materials Inc.	90,715	3,598
* Autodesk Inc.	22,948	3,576
Analog Devices Inc.	33,308	3,506
Activision Blizzard Inc.	68,260	3,108
* Red Hat Inc.	15,994	2,922
* Electronic Arts Inc.	27,632	2,808
Xilinx Inc.	21,729	2,755
Lam Research Corp.	14,049	2,515
Hewlett Packard Enterprise Co.	160,929	2,483
Amphenol Corp. Class A	26,138	2,468
* Workday Inc. Class A	12,459	2,403
Motorola Solutions Inc.	16,678	2,342
Corning Inc.	68,131	2,255
* Twitter Inc.	64,443	2,119
* Advanced Micro Devices Inc.	80,223	2,047
* VeriSign Inc.	11,153	2,025
* Palo Alto Networks Inc.	8,003	1,944
NXP Semiconductors NV	21,499	1,900
* Synopsys Inc.	16,491	1,899
NetApp Inc.	26,871	1,863
Microchip Technology Inc.	20,570	1,706
KLA-Tencor Corp.	14,117	1,686
* Arista Networks Inc.	5,103	1,605
Western Digital Corp.	33,274	1,599
DXC Technology Co.	24,682	1,587
* Splunk Inc.	12,714	1,584
* GoDaddy Inc. Class A	20,457	1,538
* IHS Markit Ltd.	27,174	1,478
Harris Corp.	8,981	1,434
* IAC/InterActiveCorp	6,781	1,425
Skyworks Solutions Inc.	17,100	1,410
* Cadence Design Systems Inc.	20,959	1,331
Maxim Integrated Products Inc.	24,329	1,294
Symantec Corp.	56,039	1,288
VMware Inc. Class A	7,037	1,270
* ANSYS Inc.	6,669	1,219
* Akamai Technologies Inc.	15,601	1,119
Citrix Systems Inc.	11,127	1,109
Teradyne Inc.	27,232	1,085
Juniper Networks Inc.	40,200	1,064
* Gartner Inc.	6,974	1,058
SS&C Technologies Holdings Inc.	16,600	1,057
Marvell Technology Group Ltd.	51,555	1,025
CDK Global Inc.	16,635	978
* Twilio Inc. Class A	7,278	940
* Dell Technologies Inc.	15,526	911
* PTC Inc.	9,669	891

* F5 Networks Inc.	5,659	888
* Ultimate Software Group Inc.	2,626	867
CDW Corp.	8,857	854
* Fortinet Inc.	9,956	836
Avnet Inc.	19,000	824
Amdocs Ltd.	14,500	785
* ON Semiconductor Corp.	37,906	780
* Black Knight Inc.	13,745	749
Universal Display Corp.	4,886	747
* Atlassian Corp. plc Class A	6,635	746
* Tableau Software Inc. Class A	5,773	735
* Qorvo Inc.	9,920	712
* Tyler Technologies Inc.	3,332	681
* Zendesk Inc.	7,870	669
Leidos Holdings Inc.	10,350	663
* Paycom Software Inc.	3,451	653
* Okta Inc.	7,709	638
* Take-Two Interactive Software Inc.	6,716	634
* Guidewire Software Inc.	6,346	617
* Proofpoint Inc.	5,009	608
MKS Instruments Inc.	6,500	605
* Teradata Corp.	13,455	587
Sabre Corp.	27,200	582
* ARRIS International plc	17,970	568
* Arrow Electronics Inc.	7,263	560
Dolby Laboratories Inc. Class A	8,275	521
* EPAM Systems Inc.	3,026	512
Cognex Corp.	9,600	488
Cypress Semiconductor Corp.	32,500	485
* RingCentral Inc. Class A	4,384	473
* Nuance Communications Inc.	25,302	428
Match Group Inc.	6,595	373
* GrubHub Inc.	4,929	342
* Zynga Inc. Class A	63,896	341
* Elastic NV	4,238	339
* Manhattan Associates Inc.	5,606	309
* FireEye Inc.	16,396	275
* Nutanix Inc.	7,012	265
Monolithic Power Systems Inc.	1,800	244
LogMeIn Inc.	2,900	232
* NCR Corp.	8,337	228
Jabil Inc.	8,300	221
* IPG Photonics Corp.	1,431	217
* Cree Inc.	3,643	208
* Covetrus Inc.	6,156	196
* Inovalon Holdings Inc. Class A	13,720	171
Switch Inc.	16,474	170
* Yelp Inc. Class A	4,704	162
* Groupon Inc. Class A	36,364	129
* DocuSign Inc. Class A	2,425	126
* EchoStar Corp. Class A	3,355	122
* Pure Storage Inc. Class A	4,978	108
* Coherent Inc.	742	105
* CommScope Holding Co. Inc.	4,677	102
Pegasystems Inc.	1,468	95
* Aspen Technology Inc.	906	94
* Ceridian HCM Holding Inc.	1,836	94

*	Pluralsight Inc. Class A	2,902	92
*	RealPage Inc.	1,492	91
	Perspecta Inc.	4,425	89
*	SolarWinds Corp.	4,513	88
	Ubiquiti Networks Inc.	306	46
*,§ Herbalife Ltd. CVR		3,294	32
*,§ Tahoe Resources Inc. CVR Exp. 02/27/2029		22,786	5
			515,315
Utilities (2.4%)
	Verizon Communications Inc.	386,774	22,870
	AT&T Inc.	558,718	17,521
	NextEra Energy Inc.	43,842	8,476
	Duke Energy Corp.	70,772	6,369
	Dominion Energy Inc.	75,097	5,757
	Southern Co.	102,316	5,288
	Exelon Corp.	84,900	4,256
	American Electric Power Co. Inc.	45,700	3,827
	Sempra Energy	26,229	3,301
	Public Service Enterprise Group Inc.	49,300	2,929
	Consolidated Edison Inc.	33,700	2,858
*	T-Mobile US Inc.	35,063	2,423
	WEC Energy Group Inc.	27,832	2,201
	Xcel Energy Inc.	37,904	2,131
	PPL Corp.	64,204	2,038
	American Water Works Co. Inc.	17,684	1,844
	DTE Energy Co.	14,767	1,842
	Edison International	26,717	1,654
	FirstEnergy Corp.	38,600	1,606
	Eversource Energy	22,187	1,574
	NRG Energy Inc.	29,515	1,254
	NiSource Inc.	42,649	1,222
	CenterPoint Energy Inc.	39,500	1,213
	Ameren Corp.	15,737	1,157
	Evergy Inc.	19,735	1,146
	Alliant Energy Corp.	24,226	1,142
	CMS Energy Corp.	20,227	1,123
	Entergy Corp.	11,483	1,098
	Vistra Energy Corp.	40,091	1,044
	OGE Energy Corp.	23,786	1,026
	UGI Corp.	18,161	1,007
	AES Corp.	53,469	967
*	PG&E Corp.	50,036	891
	Aqua America Inc.	20,886	761
	Telephone & Data Systems Inc.	22,046	677
*	Zayo Group Holdings Inc.	21,289	605
	Pinnacle West Capital Corp.	5,958	569
	Atmos Energy Corp.	5,445	560
	National Fuel Gas Co.	5,771	352
*	United States Cellular Corp.	6,761	310
	MDU Resources Group Inc.	9,950	257
*	Sprint Corp.	42,083	238
	Avangrid Inc.	4,545	229
	Hawaiian Electric Industries Inc.	1,058	43
			119,656
Total Common Stocks (Cost $1,342,745)			2,349,427

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (52.1%)
Alabama (0.5%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	500	518
Alabama Economic Settlement Authority BP
Settlement Revenue	4.000%	9/15/33	500	530
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	380	413
Birmingham-Jefferson AL Civic Center Authority
Special Tax Revenue	5.000%	7/1/31	1,100	1,309
Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	1,555	1,656
2 Black Belt Energy Gas District Alabama Gas
Prepay Revenue (Project No. 3) PUT, 67% of
1M USD LIBOR + 0.900%	2.568%	12/1/23	1,000	979
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	6/1/21	3,885	4,044
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	7/1/22	430	456
Huntsville AL Electric System Revenue	5.000%	12/1/30	510	618
Huntsville AL GO	5.000%	5/1/35	1,125	1,357
Jefferson County AL Revenue	5.000%	9/15/29	1,020	1,213
Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,162
Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	555
Jefferson County AL Sewer Revenue	0.000%	10/1/25 (4)	500	417
Southeast Alabama Gas Supply District
Revenue PUT	4.000%	4/1/24	6,185	6,605
Southeast Alabama Gas Supply District
Revenue PUT	4.000%	6/1/24	1,105	1,188
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/27	530	636
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/28	950	1,133
University of South Alabama University Facilities
Revenue	5.000%	11/1/23 (4)	740	834
				25,623
Alaska (0.1%)
Alaska Housing Finance Corp. Revenue	5.000%	6/1/22 (Prere.)	425	470
Alaska Housing Finance Corp. Revenue	5.000%	12/1/29	75	81
Alaska Municipal Bond Bank Authority Revenue	5.000%	9/1/21	1,650	1,780
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/31	1,345	1,541
				3,872
Arizona (1.2%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/30	675	788
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/31	545	626
3 Arizona COP	5.000%	10/1/26	2,000	2,380
3 Arizona Lottery Revenue	5.000%	7/1/28	1,000	1,205
Arizona School Facilities Board COP	5.000%	9/1/21	1,355	1,465
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/36	1,140	1,329

Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	2,240	2,412
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	2,100	2,395
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	2,100	2,457
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	500	522
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	500	555
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,015	2,232
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	1,025	1,216
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/27	1,000	1,171
Chandler AZ GO	5.000%	7/1/23	1,095	1,247
Gilbert AZ GO	5.000%	7/1/20	2,480	2,587
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	335	346
Maricopa County AZ Industrial Development
Authority Hospital Revenue (Honorhealth)	5.000%	9/1/33	830	977
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	4.000%	7/1/19	900	905
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/20 (Prere.)	365	381
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22	1,145	1,269
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/22	2,290	2,538
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/27	1,285	1,559
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	4.000%	7/1/28	2,000	2,199
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21	525	565
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/22	1,215	1,347
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/23	2,030	2,314
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	2,520	2,928
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/35	1,900	2,235
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/27	300	350
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/28	250	295
Pima County AZ Sewer Revenue	5.000%	7/1/20	1,000	1,043
Pima County AZ Sewer Revenue	5.000%	7/1/20	500	522
Pima County AZ Sewer Revenue	5.000%	7/1/24	1,055	1,231
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/24	1,050	1,238
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	515	558
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,193

Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,826
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	910	1,050
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	640	784
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19 (ETM)	500	504
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.250%	10/1/22	500	543
				56,287
Arkansas (0.2%)
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health) PUT	3.750%	9/1/25	2,000	2,020
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/29	1,055	1,247
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/21 (Prere.)	55	56
Springdale AR Sales and Use Revenue	5.000%	4/1/37 (15)	1,000	1,114
Springdale AR School District No. 50 GO	4.000%	6/1/27	1,190	1,275
Springdale AR School District No. 50 GO	4.000%	6/1/32	1,155	1,218
University of Arkansas Revenue	5.000%	11/1/21	775	841
University of Arkansas Revenue	5.000%	11/1/24	775	907
University of Arkansas Revenue	5.000%	11/1/30	765	917
				9,595
California (5.2%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/22	500	551
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/21	760	817
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/30 (4)	1,120	1,358
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	740	502
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/32 (14)	1,690	1,090
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/30	1,000	1,117
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/33	1,015	1,131
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/20 (Prere.)	500	527
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	1,000	1,142
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	500	547
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/33	1,000	1,099
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/37	820	879
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.375%	4/1/20	1,000	997
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	1,500	1,501

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	1,150	1,159
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,950	2,969
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	1,000	1,044
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	2,000	2,092
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	1,000	1,053
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 0.600%	2.100%	4/1/20	1,000	1,002
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 0.700%	2.200%	4/1/21	1,000	1,005
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT,
SIFMA Municipal Swap Index Yield + 0.900%	2.400%	5/1/23	1,000	1,015
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	0.000%	8/1/29 (2)	1,000	754
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	690	717
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	500	505
California Economic Recovery GO	5.000%	7/1/19 (ETM)	500	505
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	315	318
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	185	187
California GO	5.000%	2/1/20	500	515
California GO	5.000%	10/1/20	2,000	2,105
California GO	5.000%	8/1/22	1,000	1,113
California GO	5.000%	9/1/22	1,805	2,014
California GO	5.000%	11/1/23	1,155	1,329
California GO	5.000%	10/1/24	2,000	2,350
California GO	5.000%	10/1/25	2,500	3,002
California GO	5.000%	3/1/26	660	780
California GO	3.500%	8/1/27	1,515	1,686
California GO	5.000%	2/1/28	690	772
California GO	5.750%	4/1/29	500	502
California GO	5.000%	9/1/29	455	548
California GO	5.000%	11/1/29	1,700	1,935
California GO	5.250%	3/1/30	500	517
California GO	5.000%	4/1/30	500	639
California GO	5.000%	9/1/30	1,000	1,079
California GO	5.250%	9/1/30	500	542
California GO	4.000%	8/1/31	1,675	1,855
California GO	5.000%	2/1/32	500	541
California GO	5.000%	4/1/32	2,500	3,109
California GO	5.000%	10/1/32	1,875	2,154
California GO	4.000%	8/1/33	1,520	1,668
California GO	5.000%	8/1/33	2,865	3,391
California GO	4.000%	9/1/33	2,000	2,198
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/23	1,145	1,290
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,105

California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	5.000%	11/1/27	425	540
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/38	2,000	2,169
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) PUT	5.000%	11/1/22	760	849
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/20	520	545
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	4.000%	10/1/24	1,195	1,335
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	965	1,037
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/20 (Prere.)	500	528
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/33	1,015	1,216
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/36	1,000	1,181
California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	639
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,144
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/20 (Prere.)	500	528
California Public Works Board Lease Revenue
(Davidson Library)	5.000%	3/1/23 (Prere.)	20	23
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	1,000	1,106
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	1,050	1,153
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/26	1,200	1,399
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	300	335
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	260	282
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	70	70
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	120	120
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	35	38
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/20 (Prere.)	1,000	1,037
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	25	27
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/31	1,840	2,012
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,000	1,105
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	380
California State Educational Facilities Authority
Revenue	6.125%	10/1/21 (Prere.)	245	274

California State Educational Facilities Authority
Revenue	6.125%	10/1/21 (Prere.)	255	285
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	300	301
California State University Systemwide Revenue	5.750%	5/1/19 (Prere.)	500	502
California State University Systemwide Revenue	5.000%	11/1/30	1,000	1,118
California State University Systemwide Revenue	5.000%	11/1/32	1,000	1,191
California State University Systemwide Revenue	5.000%	11/1/32	2,815	3,407
California State University Systemwide Revenue	5.000%	11/1/34	2,010	2,294
California State University Systemwide Revenue	5.000%	11/1/35	2,000	2,387
California State University Systemwide Revenue
PUT	3.000%	11/1/19	1,000	1,001
California Statewide Communities Development
Authority Revenue (Citrus Valley Health
Partners)	6.250%	4/12/19 (14)	1,500	1,500
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/28	400	451
Centinela Valley CA Union High School District
GO	4.000%	8/1/29 (4)	1,035	1,166
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	1,000	1,130
Chaffey CA Community College District GO	5.000%	6/1/23	840	966
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/30 (4)	800	927
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,113
4 Citrus CA Community College District GO,
5.000% coupon rate effective 2/1/2023	0.000%	8/1/34	1,000	927
Contra Costa CA Community College District
GO	5.000%	8/1/31	1,000	1,134
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/33	1,000	1,134
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/26	495	610
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/22	970	1,082
4 Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue, 6.200% coupon
rate effective 1/15/2024	0.000%	1/15/29	1,390	1,328
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/19	2,250	2,250
Gavilan CA Joint Community College District
GO	5.000%	8/1/28	1,000	1,186
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/25	500	574
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	2,060	1,699
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	1,565	1,789
Golden State Tobacco Securitization Corp.
California Revenue	3.500%	6/1/36	2,000	2,005
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,500	1,705
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	1,000	1,165
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/26	350	372

Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	90	92
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	435	492
Long Beach CA Harbor Revenue	5.000%	12/15/20	1,000	1,061
Long Beach CA Unified School District GO	0.000%	8/1/24 (12)	1,290	1,165
Los Angeles CA Community College District GO	4.000%	8/1/32	1,000	1,082
Los Angeles CA Community College District GO	4.000%	8/1/37	2,000	2,101
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	521
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	500	505
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	1,375	1,649
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	1,330	1,622
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	1,000	1,164
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	1,695	2,062
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,000	1,177
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,145	1,383
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	2,550	3,078
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	500	589
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/38	1,400	1,696
Los Angeles CA Unified School District GO	5.000%	7/1/20	1,700	1,774
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	504
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	504
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	504
Los Angeles CA Wastewater System Revenue	5.000%	6/1/19 (Prere.)	500	503
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	2,108
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	565
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/31	1,970	2,419
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	1,935	2,325
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/26	500	556
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/20	1,500	1,568
Los Angeles County CA School District GO	5.000%	7/1/36 (15)	1,000	1,198
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/21 (Prere.)	600	640
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,329
4 Napa Valley CA Community College District GO,
4.000% coupon rate effective 2/1/2021	0.000%	8/1/32	1,090	1,106
Napa Valley CA Unified School District GO	4.000%	8/1/28	1,690	1,844
Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	475

Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	500	555
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	1,500	1,763
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/21	1,170	1,249
Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/32	1,550	1,943
Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/33	1,035	1,291
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	1,000	932
Palomar Pomerado Health California GO	0.000%	8/1/26 (12)	1,040	866
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	740	487
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21	1,085	1,180
Poway CA Unified School District GO	5.000%	8/1/24	1,750	2,063
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/31 (4)	1,395	1,655
Riverside CA Electric Revenue	5.000%	10/1/32	1,800	2,262
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	1,000	1,157
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/30	2,415	1,685
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	340	375
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	325	373
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/22 (15)	750	845
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/30 (14)	1,815	1,287
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	185	194
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/23	330	345
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/25	445	540
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/27	575	691
San Bernardino CA Community College District
GO	0.000%	8/1/22 (4)	1,000	943
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	500	548
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	500	543
San Diego CA Community College District GO	5.000%	8/1/29	1,000	1,140
5 San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	500	502
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/20 (Prere.)	500	526
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/29	1,525	1,865
San Diego CA Unified School District GO	0.000%	7/1/27	500	415
San Diego CA Unified School District GO	5.000%	7/1/27	1,130	1,359
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	520	677
San Diego CA Unified School District GO	0.000%	7/1/28	500	402
San Diego CA Unified School District GO	0.000%	7/1/29	500	385
San Diego CA Unified School District GO	0.000%	7/1/30	100	74

San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30 (4)	500	522
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/31	560	617
San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,193
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/30	1,530	1,823
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/21	350	371
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/20 (Prere.)	500	522
San Francisco CA City & County COP	5.000%	4/1/28	1,635	1,980
San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,091
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	95	102
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	500	502
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	405	447
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	405	433
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/34	1,000	1,233
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.500%	11/1/20 (Prere.)	500	533
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	1,245	1,382
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,700	2,057
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	1,000	1,169
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	1,500	1,779
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	965	1,016
San Francisco CA City & County Unified School
District GO	4.250%	6/15/33	1,000	1,053
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/33 (2)	1,475	918
3 Santa Clara CA Unified School District GO	3.000%	7/1/34	1,000	1,012
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/22	1,105	1,194
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/26	1,000	1,026
State Center California Community College
District GO	5.000%	8/1/29	1,000	1,189
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,227
Union CA Elementary School District GO	0.000%	9/1/28 (14)	1,080	870
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/30	1,635	1,903
University of California Revenue	5.250%	5/15/19 (Prere.)	1,985	1,994
University of California Revenue	5.000%	5/15/21 (Prere.)	160	172
University of California Revenue	5.000%	5/15/23 (Prere.)	310	355
University of California Revenue	5.000%	5/15/23	875	942
University of California Revenue	5.000%	5/15/28	1,000	1,198

University of California Revenue	5.000%	5/15/28	690	783
University of California Revenue	4.000%	5/15/33	1,000	1,078
University of California Revenue	4.000%	5/15/33	2,500	2,763
University of California Revenue	4.000%	5/15/34	1,770	1,883
University of California Revenue	4.000%	5/15/34	1,000	1,098
University of California Revenue	4.000%	5/15/35	2,000	2,188
University of California Revenue	5.000%	5/15/35	1,620	1,976
University of California Revenue	5.000%	5/15/35	1,165	1,416
University of California Revenue PUT	5.000%	5/15/23	3,635	4,140
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (4)	1,155	767
West Contra Costa CA Unified School District
GO	0.000%	8/1/34 (14)	1,225	739
				253,227
Colorado (1.1%)
Adams & Weld County CO School District No.
27J GO	5.000%	12/1/34	1,435	1,673
Adams County CO COP	5.000%	12/1/31	650	762
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/23	300	339
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/21	500	542
Colorado COP	4.000%	12/15/33	1,225	1,347
Colorado COP	4.000%	12/15/34	1,305	1,429
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/30	500	556
Colorado Health Facilities Authority Retirement
Facilities Revenue (Liberty Heights Project)	0.000%	7/15/24 (ETM)	1,430	1,291
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/23	2,900	3,308
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	2,500	2,633
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	545
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/30	1,500	1,641
Colorado Springs CO Utility System Revenue	5.000%	11/15/22 (Prere.)	500	561
Denver CO City & County Airport Revenue	5.000%	11/15/20	515	544
Denver CO City & County Airport Revenue	5.000%	11/15/22	1,335	1,412
Denver CO City & County Airport Revenue	5.000%	11/15/24	1,065	1,255
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	453
Denver CO City & County Airport Revenue	5.000%	12/1/26	750	916
Denver CO City & County Airport Revenue	4.000%	12/1/38	400	433
Denver CO City & County COP	5.000%	6/1/37	1,685	1,955
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/29	500	358
Denver CO City & County School District GO	4.000%	12/1/31	1,000	1,091
Denver CO City & County School District GO	5.000%	12/1/36	2,000	2,357
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	1,010	915
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	1,000	1,044
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/30	2,400	2,886
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/26	350	390

El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/27	500	557
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/29	500	556
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/30	520	578
El Paso County CO School District No. 3
Widefield GO	5.000%	12/1/31	635	705
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/34	1,000	1,083
Jefferson County CO School District No. R-1 GO	5.000%	12/15/36	3,395	4,117
Larimer County CO School District No. R-1
Poudre GO	5.000%	12/15/29	1,000	1,258
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	1,010	1,050
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	1,000	1,040
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/27	5,400	5,997
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	515	565
University of Colorado Enterprise System
Revenue	4.000%	6/1/32	1,590	1,748
				51,890
Connecticut (0.6%)
Connecticut GO	5.000%	4/15/21	500	532
Connecticut GO	5.000%	11/15/22	1,935	2,145
Connecticut GO	5.000%	4/15/24	600	653
Connecticut GO	5.000%	5/15/25	1,755	2,040
Connecticut GO	5.000%	9/1/26	1,000	1,141
3 Connecticut GO	5.000%	4/15/28	1,000	1,208
Connecticut GO	5.000%	4/15/28	500	540
Connecticut GO	5.000%	3/1/32	2,950	3,268
Connecticut GO	5.000%	10/15/32	705	762
Connecticut Health & Educational Facilities
Authority Revenue (Covenant Retirement
Communities)	5.000%	12/1/31	1,000	1,149
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	550	585
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/1/23	3,105	3,484
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	7/1/26	500	500
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/1/28	1,900	2,389
Connecticut Special Tax Revenue	5.000%	10/1/34	1,000	1,162
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/23	1,185	1,342
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/28	1,805	2,157
Hartford County CT Metropolitan District GO	5.000%	7/15/28	1,255	1,561
University of Connecticut GO	5.000%	2/15/27	635	730
				27,348
Delaware (0.1%)
Delaware GO	5.000%	7/1/20	612	638
Delaware GO	5.000%	10/1/20	700	736

Delaware GO	5.000%	2/1/25	1,000	1,186
Delaware Health Facilities Authority Revenue
(Bayhealth Medical Center Obligated Group)	5.000%	6/1/30	600	707
Wilmington DE GO	5.000%	11/1/28	1,000	1,053
				4,320
District of Columbia (0.5%)
District of Columbia GO	5.000%	6/1/25	1,185	1,414
District of Columbia GO	5.000%	6/1/29	3,740	4,287
District of Columbia GO	5.000%	10/15/31	1,000	1,247
District of Columbia GO	5.000%	10/15/32	2,235	2,774
District of Columbia GO	5.000%	6/1/34	1,320	1,570
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,135
District of Columbia Income Tax Revenue	5.000%	12/1/24	1,350	1,510
District of Columbia Income Tax Revenue	5.000%	12/1/26	655	712
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	512
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	518
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/33	2,175	2,601
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/34	4,000	4,638
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	540	568
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	601
Washington DC Convention & Sports Authority
Revenue	5.000%	10/1/26	1,050	1,274
				25,361
Florida (2.8%)
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,129
Broward County FL Airport System Revenue	5.000%	10/1/28	400	443
Broward County FL Airport System Revenue	5.375%	10/1/29	500	510
Broward County FL Airport System Revenue	5.500%	10/1/31	1,000	1,151
Central Florida Expressway Authority Revenue	4.000%	7/1/32	1,000	1,085
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/20	1,230	1,257
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	650	675
Florida Board of Education Lottery Revenue	4.000%	7/1/27	1,230	1,316
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	220	221
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	760	816
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	1,270	1,364
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	508
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	4,285	4,744
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	625	710
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/27	1,255	1,338

Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/29	1,365	1,451
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/32	1,675	1,830
Florida Department of Transportation GO	5.000%	7/1/19	545	550
Florida Department of Transportation GO	5.000%	7/1/27	1,315	1,629
Florida Department of Transportation GO	4.000%	7/1/29	2,000	2,095
Florida GO	4.000%	6/1/27	1,455	1,580
Florida Municipal Power Agency Revenue	4.000%	10/1/30	2,500	2,809
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	504
Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,073
Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,495
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/19 (Prere.)	10	10
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/37	3,990	4,081
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	500	561
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/27	1,650	1,814
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/21 (Prere.)	310	331
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/26	1,005	1,187
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/27	1,160	1,300
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/31	190	201
Jacksonville FL Electric Authority Electric
System Revenue	4.000%	10/1/37	1,955	2,051
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/19	565	574
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/27	1,905	2,308
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/27	1,465	1,767
Jacksonville FL Health Care Facilities Revenue
(Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,334
Jacksonville FL Health Care Facilities Revenue
(Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,265
Jacksonville FL Special Revenue	5.000%	10/1/27	1,500	1,805
Jacksonville FL Special Revenue	5.000%	10/1/32	500	551
Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35	1,655	1,770
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	944
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/26	1,465	1,744
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,132
Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,020	1,178
Miami Beach FL Stormwater Revenue	5.000%	9/1/27	1,000	1,230
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	1,500	1,755
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/34	1,895	2,087
Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38	1,000	1,191

Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/30 (4)	1,325	1,568
Miami FL Special Obligation Street & Sidewalk
Improvement Program Revenue	5.000%	1/1/35 (4)	1,000	1,155
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	524
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	612
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/33	1,535	1,799
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/34	1,000	1,169
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/27	2,000	2,143
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/36	1,160	1,347
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/25	1,000	1,124
Miami-Dade County FL Public Health Trust GO	4.000%	7/1/32	1,750	1,939
Miami-Dade County FL School Board COP	5.000%	2/1/26	1,480	1,758
Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,510	1,730
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/22	1,515	1,685
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	1,000	1,105
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	500	548
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/39	1,265	594
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/31	1,400	1,525
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22	1,770	1,974
North Brevard County FL Hospital District
Revenue	5.000%	1/1/34	1,000	1,115
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,762
Orange County FL School Board COP	5.000%	8/1/33	6,070	7,092
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	500	521
Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28 (4)	1,520	1,841
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/19	815	805
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/20	1,270	1,220
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/25	560	636
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	1,245	1,467
Palm Beach County FL School Board COP	5.000%	8/1/29	1,520	1,777
Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,730
Reedy Creek FL Improvement District GO	4.000%	6/1/34	1,190	1,282
Reedy Creek FL Improvement District GO	4.000%	6/1/35	1,000	1,080
Seacoast FL Utility Authority Water & Sewer
Revenue	5.000%	3/1/21	1,230	1,310
South Broward FL Hospital District Revenue	4.000%	5/1/33	1,000	1,071

South Miami FL Health Facilities Authority
Revenue (Baptist Health South Florida
Obligated Group)	4.000%	8/15/33	1,170	1,254
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	999
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/26	1,000	1,128
Tallahassee FL Energy System Revenue	5.000%	10/1/35	1,000	1,138
Tallahassee FL Utility System Revenue	5.000%	10/1/29	1,015	1,173
Tallahassee FL Utility System Revenue	5.000%	10/1/30	750	862
Tallahassee FL Utility System Revenue	5.000%	10/1/34	1,265	1,443
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	2,000	2,352
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/19	425	431
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/20	535	559
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	220
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	1,575	1,715
Tampa FL Hospital Revenue	5.000%	7/1/23	750	822
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/30	200	242
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/31	250	299
Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/21	1,245	1,318
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	500	551
Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/32	1,000	1,097
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/29	860	1,031
Volusia County FL School Board COP	5.000%	8/1/25	1,000	1,157
				135,253
Georgia (1.2%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,077
Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,267
Atlanta GA Development Authority Revenue	5.000%	7/1/29	1,000	1,174
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	1,500	1,631
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,290	1,535
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	555	726
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36	1,170	1,398
Bulloch County GA Development Authority
Revenue (Georgia Southern University
Housing Foundation)	5.000%	7/1/27	510	621
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/24	400	449
Dahlonega GA Downtown Development
Authority Revenue (North Georgia MAC LLC
Project)	5.000%	7/1/31	800	953
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	541
Georgia GO	5.000%	5/1/19 (Prere.)	500	501
Georgia GO	5.000%	2/1/20	1,375	1,415
Georgia GO	5.000%	7/1/21	2,000	2,154

Georgia GO	5.000%	7/1/22	500	504
Georgia GO	5.000%	7/1/24	1,500	1,756
Georgia GO	5.000%	7/1/28	2,980	3,780
Georgia GO	5.000%	2/1/30	1,500	1,828
Georgia GO	5.000%	2/1/31	1,500	1,817
Georgia GO	5.000%	7/1/32	2,565	3,169
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/25	600	697
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/31	350	408
Griffin-Spalding County GA Hospital Authority
Revenue (WellStar Health System Obligated
Group)	5.000%	4/1/33	1,575	1,817
Gwinnett County GA School District GO	5.000%	2/1/28	500	589
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	600	633
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	525	567
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/33	500	574
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	5/15/38	500	597
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	9/1/23	6,010	6,469
Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	4.000%	12/1/23	6,245	6,735
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/31	1,410	1,681
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	4.000%	7/1/33	1,835	2,035
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,500	1,733
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28 (15)	1,495	1,737
Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	1,795	2,120
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,685	1,854
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	500	507
				60,049
Guam (0.1%)
Guam Business Privilege Tax Revenue	5.000%	11/15/29	800	888
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/26	735	828
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.250%	7/1/23	1,000	1,114
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.250%	7/1/33	1,305	1,411
Guam International Airport Authority Revenue	5.000%	10/1/21	350	371
				4,612
Hawaii (1.0%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/19	250	252
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/20	320	333

Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/21	400	429
Hawaii GO	5.000%	6/1/19 (Prere.)	285	287
Hawaii GO	5.000%	6/1/19 (Prere.)	215	216
Hawaii GO	5.000%	10/1/21	2,500	2,711
Hawaii GO	5.000%	12/1/21 (Prere.)	310	337
Hawaii GO	5.000%	12/1/21 (Prere.)	190	207
Hawaii GO	5.000%	12/1/21	375	409
Hawaii GO	5.000%	8/1/24	1,765	2,064
Hawaii GO	5.000%	8/1/25	1,500	1,750
Hawaii GO	5.000%	10/1/25	1,530	1,837
Hawaii GO	5.000%	1/1/26	2,295	2,770
Hawaii GO	5.000%	8/1/29	3,500	3,946
Hawaii GO	4.000%	4/1/30	1,500	1,664
Hawaii GO	5.000%	1/1/31	1,260	1,568
Hawaii GO	4.000%	4/1/31	1,000	1,096
Hawaii GO	5.000%	1/1/33	1,475	1,788
Hawaii GO	5.000%	1/1/36	4,060	4,865
Hawaii GO	4.000%	1/1/37	2,065	2,253
Hawaii Pacific Health Revenue	5.000%	7/1/19 (ETM)	575	580
Honolulu HI City & County GO	5.000%	10/1/20	2,320	2,438
Honolulu HI City & County GO	5.000%	12/1/20 (Prere.)	310	328
Honolulu HI City & County GO	5.250%	8/1/21 (Prere.)	500	542
Honolulu HI City & County GO	5.250%	8/1/21 (Prere.)	1,245	1,349
Honolulu HI City & County GO	5.000%	8/1/27	1,000	1,074
Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,188
Honolulu HI City & County GO	5.000%	10/1/29	4,000	4,727
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/30	2,000	2,343
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/31	1,000	1,170
University of Hawaii Revenue	5.000%	10/1/19 (Prere.)	500	509
				47,030
Idaho (0.0%)
Idaho Health Facilities Authority Revenue (St.
Luke's Health System Project)	5.000%	3/1/28	1,595	1,935
Idaho Health Facilities Authority Revenue (St.
Luke's Health System Project) VRDO	1.460%	4/1/19 LOC	300	300
				2,235
Illinois (2.8%)
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	840	853
Chicago IL Board of Education GO	5.000%	12/1/21	1,000	1,049
Chicago IL Board of Education GO	5.250%	12/1/21 (14)	540	576
Chicago IL Board of Education GO	5.000%	12/1/23	1,000	1,068
Chicago IL Board of Education GO	5.000%	12/1/24	1,500	1,611
Chicago IL Board of Education GO	5.000%	12/1/24	700	752
Chicago IL Board of Education GO	0.000%	12/1/26 (14)	105	80
Chicago IL Board of Education GO	7.000%	12/1/26	500	602
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	1,000	695
Chicago IL Board of Education GO	5.000%	12/1/30 (4)	1,250	1,460
Chicago IL Board of Education GO	5.250%	12/1/35	1,225	1,301
Chicago IL Board of Education GO	5.000%	4/1/36	1,270	1,398
Chicago IL GO	5.000%	1/1/24	520	563
Chicago IL GO	5.000%	1/1/26	335	365
Chicago IL GO	5.000%	1/1/27 (4)	1,945	1,992

Chicago IL GO	5.125%	1/1/27	100	109
3 Chicago IL GO	5.000%	1/1/28	1,090	1,224
Chicago IL GO	5.250%	1/1/28	200	219
Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,000	1,168
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	538
Chicago IL Midway Airport Revenue	5.000%	1/1/26	210	233
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/20	300	305
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	315
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	200	226
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	1,010	1,181
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,136
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,000	1,153
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/29	1,500	1,822
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,030	1,176
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	540
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,000	1,134
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	1,855	2,117
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	1,000	1,177
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	1,000	1,173
Chicago IL Park District GO	5.000%	1/1/32	1,225	1,364
Chicago IL Park District GO	5.000%	1/1/33	1,000	1,132
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,159
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,525	1,687
Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,116
Cook County IL GO	5.000%	11/15/21	500	509
Cook County IL GO	5.250%	11/15/25	1,000	1,074
Cook County IL GO	5.000%	11/15/26 (4)	1,500	1,785
Cook County IL GO	5.000%	11/15/28	660	686
Cook County IL GO	5.250%	11/15/28	565	604
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/26	1,500	1,733
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/33	2,550	2,870
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/32	500	537
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/29	1,300	1,494
Illinois Finance Authority Revenue (Clean Water
Initiative)	5.000%	7/1/31	1,000	1,184
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/33	1,000	1,160
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/34	1,000	1,155
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/36	1,000	1,124
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.000%	5/15/37	1,000	1,050
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/28	1,000	1,076
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/19 (Prere.)	95	96
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/35	1,000	1,131
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/28	1,250	1,511

Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,252
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/33	1,050	1,180
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/21 (Prere.)	500	544
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	500	537
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/35	1,000	1,142
Illinois GO	5.000%	11/1/19	1,000	1,017
Illinois GO	5.000%	1/1/20 (4)	200	204
Illinois GO	5.000%	8/1/20	305	315
Illinois GO	5.000%	11/1/20	7,000	7,279
Illinois GO	5.000%	1/1/21 (4)	710	726
Illinois GO	5.000%	5/1/21	505	530
Illinois GO	5.000%	8/1/21	605	639
Illinois GO	5.000%	11/1/21	3,415	3,625
Illinois GO	5.000%	8/1/22	500	537
Illinois GO	5.000%	10/1/22	1,290	1,389
Illinois GO	5.000%	11/1/22	1,000	1,078
Illinois GO	5.000%	11/1/22	2,300	2,480
Illinois GO	5.000%	2/1/23	540	579
Illinois GO	5.000%	11/1/23	1,000	1,085
Illinois GO	5.500%	7/1/24	1,100	1,201
Illinois GO	5.000%	8/1/24	1,500	1,590
Illinois GO	5.000%	10/1/24	1,470	1,606
Illinois GO	5.000%	11/1/24	1,785	1,952
Illinois GO	5.000%	3/1/26 (4)	1,125	1,202
Illinois GO	5.000%	11/1/26	1,785	1,970
Illinois GO	5.000%	2/1/28	1,690	1,859
Illinois GO	5.000%	10/1/28	2,000	2,227
Illinois GO	5.250%	2/1/30	1,900	2,024
Illinois GO	5.250%	7/1/31	1,000	1,054
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	500	588
Illinois Sales Tax Revenue	5.000%	6/15/28 (15)	1,000	1,125
Illinois Sales Tax Revenue	5.000%	6/15/36	1,000	1,095
Illinois Sales Tax Revenue	5.000%	6/15/37	1,000	1,090
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	512
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	1,600	1,989
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,102
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,490	1,825
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,600	1,941
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	550
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,411
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	1,100	1,039
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	755	613
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	920	716
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	2,125	1,447
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/38 (14)	1,000	456

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/19 (ETM)	185	184
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/19 (14)	935	931
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/27	710	794
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/28	1,500	1,577
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	1,515	963
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/31 (14)	290	181
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	1,215	738
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/33 (14)	1,100	640
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/33 (14)	1,790	1,021
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/37 (14)	1,000	482
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/26	1,035	1,231
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	1,215	1,263
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/21 (Prere.)	1,060	1,148
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/21 (Prere.)	400	437
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/26	1,560	1,846
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/28	1,000	1,108
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/28	1,000	1,223
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	689
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	1,000	1,043
				137,369
Indiana (0.6%)
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/32	360	429
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/34	1,050	1,242
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/35	1,450	1,712

Hammond IN Multi-School Building Corp.
Revenue	5.000%	1/15/29	690	827
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,229
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,590
Indiana Finance Authority Hospital Revenue
(Parkview Health Systems Obligated Group)	5.000%	5/1/27	700	850
Indiana Finance Authority Hospital Revenue
(Parkview Health Systems Obligated Group)	5.000%	5/1/30	450	560
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/25	690	750
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/29	1,155	1,392
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/30	1,520	1,818
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	5.000%	11/1/31	1,120	1,328
Indiana Finance Authority Revenue (Franciscan
Alliance Inc.)	4.000%	11/1/35	1,685	1,784
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/24	1,645	1,778
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/25	650	708
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/30	1,000	1,184
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/32	500	557
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/32	500	550
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,655
Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,185
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	505
Indiana University Student Fee Revenue	5.000%	6/1/19	445	448
Indianapolis IN Department of Public Utilities
Water System Revenue	5.000%	10/1/35	1,400	1,691
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20 (Prere.)	1,500	1,539
Ivy IN Tech Community College Revenue	5.000%	7/1/32	835	1,012
Ivy IN Tech Community College Revenue	5.000%	7/1/33	860	1,037
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/21	870	937
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/24	700	786
				31,083
Iowa (0.1%)
Iowa Finance Authority Health Facilities
Revenue (Mercy Medical Center Project)	5.000%	8/15/27	1,435	1,558
3 Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	3.125%	12/1/22	250	252
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	5	5
6 Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	320	337

Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)
PUT	5.250%	12/1/37	2,120	2,271
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/19 (Prere.)	220	221
Polk County IA GO	4.000%	6/1/25	2,115	2,272
				6,916
Kansas (0.3%)
Butler County KS Unified School District No. 385
Andover GO	4.000%	9/1/29	1,000	1,124
Johnson County KS Public Building Commission
(Courthouse & Medical Examiners Facilities)
Revenue	4.000%	9/1/27	1,000	1,139
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	1,035	1,085
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	510	596
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	700	816
Kansas Development Finance Authority
Revenue	5.000%	5/1/20	1,520	1,575
Kansas Development Finance Authority
Revenue	5.000%	5/1/25	1,345	1,502
Kansas Development Finance Authority
Revenue	5.000%	5/1/27	1,585	1,767
Kansas Development Finance Authority
Revenue	5.000%	4/1/32	1,325	1,460
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	500	506
Sedgwick County KS Unified School District No.
266 (Maize) GO	5.000%	9/1/23	1,350	1,544
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/21 (Prere.)	500	543
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	1,000	1,106
				14,763
Kentucky (0.7%)
Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/29	1,980	2,379
Kentucky Economic Development Finance
Authority Health System Revenue (Norton
Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	1,220	1,019
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/31	1,515	1,739
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/30	645	658
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29 (14)	1,000	1,149
Kentucky Property & Building Commission
Revenue	5.000%	5/1/34 (15)	1,000	1,173
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	4/1/24	9,105	9,776

Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	1/1/25	6,000	6,520
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	6/1/25	1,000	1,084
Kentucky Public Energy Authority Gas Supply
Revenue PUT	4.000%	6/1/25	1,200	1,300
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/21	1,325	1,237
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/22	810	731
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/19 (Prere.)	305	307
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/28	1,000	1,119
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/30	1,000	1,079
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/28	1,050	1,165
				32,435
Louisiana (0.3%)
Bossier City LA Utilities Revenue	5.000%	10/1/22	500	555
Bossier City LA Utilities Revenue	5.000%	10/1/23	595	678
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	1,065	1,270
Louisiana GO	5.000%	4/1/24	2,625	3,032
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue	5.000%	10/1/29 (15)	1,315	1,597
Louisiana Public Facilities Authority Hospital
Revenue (Louisiana Children's Medical
Center)	5.000%	6/1/36	1,250	1,455
Louisiana State University Revenue	5.000%	7/1/23	455	514
New Orleans LA Aviation Board Revenue	5.000%	10/1/27 (4)	910	1,095
New Orleans LA GO	5.000%	12/1/31	500	550
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,670	1,743
				12,489
Maine (0.0%)
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/29	445	539
Maine Health & Higher Educational Facilities
Authority Revenue (Mainehealth)	5.000%	7/1/30	600	720
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	511
				1,770
Maryland (1.7%)
Anne Arundel County MD GO	5.000%	10/1/20	1,455	1,530
Anne Arundel County MD GO	5.000%	4/1/23	1,190	1,347
Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,738
Anne Arundel County MD GO	5.000%	4/1/33	1,000	1,157
Baltimore County MD GO	5.000%	2/1/21	1,500	1,594
Baltimore County MD GO	5.000%	8/1/21	1,435	1,549

Baltimore County MD GO	4.000%	3/1/30	1,200	1,353
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/22 (Prere.)	650	727
Baltimore MD Consolidated Public Improvement
GO	5.000%	3/1/32	1,275	1,592
Baltimore MD Project Revenue	5.000%	7/1/24	2,070	2,414
Howard County MD GO	5.000%	2/15/21 (Prere.)	750	799
Howard County MD GO	5.000%	8/15/21 (Prere.)	80	86
Howard County MD GO	5.000%	8/15/24	120	130
Howard County MD GO	5.000%	2/15/25	1,040	1,234
Maryland Department of Transportation
Revenue	5.000%	2/15/20	1,090	1,123
Maryland Department of Transportation
Revenue	5.000%	5/1/20	2,240	2,324
Maryland Department of Transportation
Revenue	4.000%	12/1/23	1,905	2,026
Maryland Department of Transportation
Revenue	4.000%	12/15/29	1,365	1,497
Maryland GO	5.000%	8/1/20 (Prere.)	870	910
Maryland GO	5.250%	8/1/20	1,000	1,049
Maryland GO	5.000%	6/1/21	2,425	2,605
Maryland GO	4.000%	8/1/21	1,000	1,056
Maryland GO	5.000%	8/1/21	1,000	1,080
3 Maryland GO	5.000%	3/15/22	1,000	1,100
Maryland GO	5.000%	8/1/22	1,790	1,991
Maryland GO	5.000%	8/1/22	4,000	4,450
Maryland GO	5.000%	8/1/22	1,500	1,669
3 Maryland GO	5.000%	3/15/23	1,145	1,295
Maryland GO	4.000%	8/1/23	2,455	2,699
Maryland GO	5.000%	8/1/23	1,695	1,938
Maryland GO	5.000%	8/1/23	1,670	1,909
3 Maryland GO	5.000%	3/15/24	1,100	1,277
3 Maryland GO	5.000%	3/15/26	1,235	1,500
Maryland GO	4.000%	8/1/26	1,970	2,139
Maryland GO	4.000%	3/1/29	3,000	3,171
Maryland GO	4.000%	6/1/29	2,000	2,197
Maryland GO	5.000%	3/15/31	1,600	1,970
Maryland GO	5.000%	8/1/31	1,000	1,238
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/31	1,950	2,319
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/27	500	550
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/31	750	879
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/24	500	555
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/20	500	517
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/33	1,215	1,361

Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	504
Montgomery County MD GO	5.000%	11/1/22	1,000	1,120
Montgomery County MD GO	5.000%	11/1/22	1,275	1,428
Montgomery County MD GO	5.000%	11/1/23	2,885	3,318
Montgomery County MD GO	4.000%	11/1/28	2,350	2,725
Montgomery County MD GO	5.000%	11/1/29	1,000	1,163
Montgomery County MD GO	4.000%	12/1/30	1,555	1,702
Montgomery County MD GO	3.750%	11/1/37	1,000	1,053
Prince Georges County MD GO	5.000%	7/15/22	1,615	1,793
Prince Georges County MD GO	5.000%	9/15/23	580	628
Washington MD Suburban Sanitary Commission
GO	4.000%	6/15/33	1,000	1,108
				84,186
Massachusetts (1.2%)
Boston MA GO	5.000%	4/1/20	780	808
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	495	553
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	410	514
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28	500	643
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	925	1,198
Massachusetts College Building Authority
Revenue	5.250%	5/1/19 (Prere.)	445	446
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	513
Massachusetts Department of Transportation
Metropolitan Highway System Revenue PUT	5.000%	1/1/23	1,000	1,117
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/37	1,750	2,067
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/29	1,225	1,457
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/38	1,085	1,242
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/20 (Prere.)	410	422
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/20 (Prere.)	40	41
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	1/1/20	355	364
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/25	750	781
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/26	510	531
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/27	600	624
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,486
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	720	769
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/32	1,105	1,286
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	300	309
Massachusetts GO	5.000%	7/1/19 (Prere.)	500	504

Massachusetts GO	5.000%	8/1/20	500	523
Massachusetts GO	5.250%	8/1/20	300	315
Massachusetts GO	5.500%	10/1/20	525	556
Massachusetts GO	5.500%	10/1/20 (14)	500	530
Massachusetts GO	5.000%	4/1/21 (Prere.)	500	535
Massachusetts GO	5.000%	8/1/22	1,000	1,111
Massachusetts GO	5.250%	8/1/23	525	605
Massachusetts GO	5.000%	12/1/23	1,520	1,751
Massachusetts GO	5.000%	12/1/24	2,000	2,361
Massachusetts GO	2.383%	11/1/25	1,380	1,378
Massachusetts GO	5.000%	5/1/29	2,180	2,464
Massachusetts GO	4.000%	11/1/30	1,980	2,106
Massachusetts GO	5.000%	1/1/31	1,000	1,221
Massachusetts GO	5.000%	5/1/31	1,675	1,883
Massachusetts GO	5.000%	9/1/31	1,500	1,935
Massachusetts GO	5.250%	1/1/34	2,635	3,283
Massachusetts GO	5.000%	9/1/37	1,000	1,198
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/19 (Prere.)	500	512
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19 (ETM)	390	392
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	110	110
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	325	342
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/21 (ETM)	900	966
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	645	718
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	3,500	3,853
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	1,500	1,757
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	600	656
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/34	1,010	1,174
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/36	1,500	1,688
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (14)	510	629
Massachusetts Transportation Fund Revenue	4.000%	6/1/35	1,000	1,109
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	420	327
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19	240	243
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/20	200	210
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/21	500	543
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/30	625	823
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	935
				58,417
Michigan (1.6%)
Battle Creek MI School District GO	5.000%	5/1/25	535	628

Birmingham MI City School District GO	5.000%	5/1/22	740	817
Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,164
Dearborn MI School District GO	5.000%	5/1/34	1,200	1,346
Detroit MI City School District GO	5.250%	5/1/28 (4)	510	626
Detroit MI Downtown Development Authority
Tax Allocation Revenue	5.000%	7/1/35 (4)	1,120	1,217
Detroit MI Sewage Disposal System Revenue	7.000%	7/1/19 (Prere.)	1,000	1,013
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/22	455	497
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/23	1,050	1,148
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32	1,000	1,078
Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/34 (4)	1,020	1,187
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/27	1,840	2,244
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/28	1,205	1,489
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/29	1,200	1,468
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/31	1,645	1,918
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/37	1,000	1,180
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/28	1,030	1,231
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/29	1,420	1,773
Great Lakes MI Water Authority Water Supply
System Revenue	4.000%	7/1/33 (4)	1,000	1,063
Hudsonville MI Public Schools GO	5.000%	5/1/31	420	500
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/29	625	747
Lake Orion MI Community School District GO	5.000%	5/1/38	2,000	2,403
Lincoln MI Consolidated School District GO	5.000%	5/1/24 (4)	1,000	1,152
Marysville MI Public Schools District GO	5.000%	5/1/28	1,630	1,939
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	509
Michigan Building Authority Revenue	5.000%	4/15/24	1,550	1,797
Michigan Building Authority Revenue	5.000%	10/15/32	1,280	1,514
Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,158
Michigan Environmental Program GO	4.000%	5/1/28	1,000	1,139
Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group)	5.000%	12/1/35	920	985
Michigan Finance Authority Revenue	5.000%	10/1/22	500	539
Michigan Finance Authority Revenue	5.000%	11/1/28	1,000	1,240
Michigan Finance Authority Revenue	5.000%	10/1/34	2,565	3,141
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22 (4)	1,000	1,105
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/23 (4)	1,000	1,134
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28	750	863
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	1,500	1,697

Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	1,000	1,116
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/26	1,210	1,455
Michigan Finance Authority Revenue
(Kalamazoo College Project)	5.000%	12/1/26	800	960
Michigan Finance Authority Revenue
(Kalamazoo College Project)	5.000%	12/1/27	965	1,173
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/27	500	551
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/22 (Prere.)	1,000	1,116
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/22	2,165	2,416
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/22 (Prere.)	500	558
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/33	4,435	5,459
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/36	2,000	2,429
Michigan GO	5.500%	5/1/19 (Prere.)	595	597
Michigan State University Revenue	5.000%	8/15/20	1,040	1,089
Michigan Trunk Line Revenue	5.000%	11/1/21	500	510
Oakland University MI Revenue	5.000%	3/1/30	1,250	1,458
Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,456
Roseville MI School District GO	5.000%	5/1/34	1,665	1,895
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/25	1,450	1,658
University of Michigan Revenue	5.000%	4/1/32	2,010	2,425
Wayne County MI Airport Authority Revenue	5.000%	12/1/25	835	992
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,523
				77,485
Minnesota (0.5%)
Bloomington MN Independent School District
No. 271 GO	5.000%	2/1/22	2,010	2,198
Farmington MN Independent School District No.
192 GO	5.000%	2/1/21	1,800	1,913
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/25	320	377
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/26	325	391
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/21	1,435	1,530
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/26	1,855	2,075
Minnesota GO	5.000%	8/1/19 (Prere.)	500	506
Minnesota GO	5.000%	8/1/19	500	506
Minnesota GO	5.000%	11/1/19 (Prere.)	270	275
Minnesota GO	5.000%	11/1/20	65	66
Minnesota GO	5.000%	10/1/21	1,925	2,089
Minnesota GO	5.000%	8/1/22	1,350	1,501
Minnesota GO	5.000%	8/1/25	1,500	1,798
Minnesota GO	5.000%	8/1/27	1,005	1,200
Minnesota GO	4.000%	8/1/35	1,000	1,115
Minnesota Higher Education Facilities Authority
Revenue (Hamline University)	5.000%	10/1/35	595	640

Osseo MN Independent School District No. 279
GO	5.000%	2/1/28	1,000	1,220
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/31	1,000	1,295
St. Francis MN Independent School District No.
15 GO	5.000%	2/1/26	385	431
St. Francis MN Independent School District No.
15 GO	5.000%	2/1/27	485	542
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/29	515	551
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/30	550	585
St. Francis MN Independent School District No.
15 GO	4.000%	2/1/32	775	817
University of Minnesota Revenue	5.000%	8/1/19	500	506
University of Minnesota Revenue	5.250%	12/1/20 (Prere.)	500	530
West St. Paul MN Independent School District
No. 197 Revenue (Mendota Heights-Eagan)	4.000%	2/1/28	1,000	1,143
				25,800
Mississippi (0.2%)
DeSoto County MS School District GO	5.000%	5/1/19	370	371
Mississippi Development Bank Special
Obligation Revenue (Marshall County
Industrial Development Highway Refunding
Project)	5.000%	1/1/26	1,315	1,562
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/27	500	610
Mississippi Development Bank Special
Obligation Revenue (Rankin County School
District)	5.000%	6/1/30	1,725	2,071
Mississippi Gaming Tax Revenue	5.000%	10/15/36	1,500	1,764
Mississippi GO	5.000%	11/1/29	1,000	1,183
Mississippi Institutions of Higher Learning
Revenue (University of Mississippi Medical
Center)	4.000%	6/1/34	1,000	1,063
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/23 (Prere.)	1,000	1,143
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/30	565	683
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/31	495	595
				11,045
Missouri (0.3%)
Jackson County MO School District No. 4 GO
(Blue Springs)	6.000%	3/1/38	1,000	1,304
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,190	1,378
Kansas City MO Sanitary Sewer System
Revenue	5.000%	1/1/32	1,000	1,209
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/34	500	598
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/30	500	541

Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/34	880	940
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/25	1,480	1,700
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,100	1,246
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,695
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/23	685	772
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	500	501
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.000%	12/1/34	1,425	1,628
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/34	1,000	1,154
St. Louis MO Parking Revenue	5.000%	12/15/23 (4)	715	808
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,154
				16,628
Montana (0.0%)
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/32	825	949

Multiple State (0.0%)
7 Freddie Mac ML-05	3.400%	1/25/36	500	517

Nebraska (0.4%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,163
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 4) PUT	5.000%	1/1/24	3,500	3,880
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	2,635	2,686
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/23	750	805
Lincoln NE Electric System Revenue	5.000%	9/1/22 (Prere.)	135	150
Lincoln NE Electric System Revenue	5.000%	9/1/25	275	305
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	345	373
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,080
Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,617
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/29	1,240	1,480
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/32	1,675	1,758
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/36	3,560	4,250
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/24	1,685	1,836
				21,383

Nevada (0.7%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/26	560	654
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/28	670	787
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	1,740	1,871
Clark County NV GO	5.000%	12/1/29	500	511
Clark County NV GO	4.000%	6/1/32	1,505	1,647
Clark County NV GO	5.000%	7/1/33	1,000	1,104
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/19 (Prere.)	500	504
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/31	1,575	1,793
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,075	1,262
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20	455	464
Clark County NV School District GO	4.000%	12/1/37	1,325	1,435
Clark County NV School District GO	4.000%	12/1/38	1,140	1,225
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21	2,000	2,146
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,155	1,344
Las Vegas Valley Water District Nevada GO	5.000%	12/1/27	1,990	2,347
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	2,183
Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	1,000	1,209
Las Vegas Valley Water District Nevada GO	5.000%	6/1/39	1,500	1,807
Nevada GO	5.000%	4/1/22	1,725	1,898
Nevada GO	5.000%	11/1/23	1,465	1,682
Nevada GO	5.000%	11/1/25	1,015	1,202
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,827
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/27	250	300
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/28	250	304
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/32	250	300
Reno NV Sales Tax Revenue (Reno
Transportation Rail Access)	5.000%	6/1/33	250	299
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/34	1,500	1,760
				33,865
New Jersey (1.8%)
Bergen County NJ GO	5.000%	10/15/21	1,490	1,619
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/27	1,400	1,569
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	500	477
Jersey City NJ GO	5.000%	3/1/21	480	509
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/23	510	570
New Jersey COP	5.250%	6/15/19 (Prere.)	465	469

New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	1,000	1,060
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	1,000	1,101
New Jersey Economic Development Authority
Revenue	5.500%	6/15/29	2,000	2,316
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	700	704
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	1,600	1,724
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26 (ETM)	95	117
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26 (14)	405	477
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	300	316
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	2,095	2,256
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	500	501
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)	195	197
New Jersey GO	5.000%	8/15/19	750	759
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	500	550
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,105
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	900	989
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/21	640	687
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/27	1,000	1,151
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	180	184
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,495
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	1,000	1,151
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	620	714
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,400	1,599
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/27	1,000	1,155
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/30	1,285	1,462
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/33	1,115	1,249
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/34	1,115	1,245
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/35	1,015	1,129

New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/33	1,500	1,657
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	650	664
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	500	512
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (14)	2,500	2,647
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21 (14)	245	265
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	150	163
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	1,315	1,462
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	605	687
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	1,000	1,128
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,580
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	500	528
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31 (14)	1,000	626
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	700	760
New Jersey Turnpike Authority Revenue	5.000%	1/1/22 (Prere.)	1,000	1,094
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	1,040	1,154
New Jersey Turnpike Authority Revenue	5.000%	1/1/26	1,185	1,321
New Jersey Turnpike Authority Revenue	5.000%	1/1/28	1,190	1,324
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,204
New Jersey Turnpike Authority Revenue	4.000%	1/1/33	1,035	1,131
New Jersey Turnpike Authority Revenue	4.000%	1/1/34	2,500	2,722
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,171
Rutgers State University New Jersey Revenue
VRDO	1.480%	4/1/19	17,300	17,300
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	500	538
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/26	1,825	2,129
Tobacco Settlement Financing Corp. New
Jersey Revenue	3.200%	6/1/27	500	515
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/27	3,200	3,777
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/30	685	802
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/31	1,000	1,161
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/35	450	510
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/36	1,500	1,694
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/37	1,000	1,123
				85,955
New Mexico (0.2%)
Albuquerque NM GO	5.000%	7/1/20	2,000	2,086

Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/22	290	322
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/23	265	302
Farmington NM Pollution Control Revenue
(Arizona Public Service Co. Four Corners
Project)	4.700%	9/1/24	1,750	1,821
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	500	511
New Mexico Finance Authority Revenue	5.000%	6/1/23	1,210	1,374
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	520
New Mexico Finance Authority Transportation
Revenue	4.000%	6/15/26	2,000	2,130
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/27	1,000	1,162
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/28	1,445	1,695
				11,923
New York (7.1%)
Erie County NY Fiscal Stability Authority
Revenue	5.000%	9/1/30	500	613
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19 (ETM)	200	201
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	300	301
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	500	536
Hempstead NY GO	4.000%	4/1/29 (4)	1,420	1,571
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/36	1,500	1,763
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/37	500	585
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/19 (Prere.)	575	575
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19 (ETM)	125	125
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19 (ETM)	75	75
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/24	130	143
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/35	1,000	1,197
Metropolitan Transportation Authority NY BAN	5.000%	5/15/21	3,000	3,193
Metropolitan Transportation Authority NY
Revenue PUT	5.000%	11/15/22	8,095	8,964
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/31	1,955	2,367
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	340	341

Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/26	1,065	1,305
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/37	1,000	1,175
Nassau County NY GO	5.000%	4/1/23	1,000	1,126
New York City NY GO	5.625%	4/1/19 (Prere.)	815	815
New York City NY GO	5.000%	5/15/19 (Prere.)	480	482
New York City NY GO	5.000%	5/15/19 (Prere.)	485	487
New York City NY GO	5.000%	8/1/20	2,260	2,363
New York City NY GO	5.000%	8/1/20	2,935	3,069
New York City NY GO	5.000%	8/1/21	515	556
New York City NY GO	5.000%	8/1/21	2,000	2,157
New York City NY GO	5.000%	8/1/21	1,545	1,667
New York City NY GO	5.000%	8/1/22	515	572
New York City NY GO	5.000%	8/1/22	1,290	1,433
New York City NY GO	5.000%	10/1/22	500	542
New York City NY GO	5.000%	8/1/23	1,505	1,716
New York City NY GO	5.000%	8/1/23	400	444
New York City NY GO	5.000%	8/1/24	1,000	1,168
New York City NY GO	5.000%	8/1/25	770	841
New York City NY GO	5.000%	8/1/25	1,000	1,195
New York City NY GO	5.000%	8/1/25	1,260	1,506
New York City NY GO	5.000%	8/1/25	1,225	1,464
New York City NY GO	5.000%	8/1/26	1,000	1,121
New York City NY GO	5.000%	8/1/26	500	553
New York City NY GO	5.000%	8/1/28	400	418
New York City NY GO	5.625%	4/1/29	25	25
New York City NY GO	5.000%	5/15/29	15	15
New York City NY GO	5.000%	8/1/30	1,000	1,125
New York City NY GO	5.000%	3/1/31	1,340	1,492
New York City NY GO	5.000%	8/1/31	365	391
New York City NY GO	5.000%	12/1/32	1,755	2,084
New York City NY GO	5.000%	12/1/33	1,515	1,791
New York City NY GO	5.000%	12/1/35	1,000	1,173
New York City NY GO VRDO	1.500%	4/1/19	2,515	2,515
New York City NY GO VRDO	1.520%	4/1/19	8,900	8,900
New York City NY GO VRDO	1.520%	4/1/19	7,400	7,400
New York City NY GO VRDO	1.530%	4/1/19 LOC	9,100	9,100
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	1,500	1,543
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	575	590
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,115
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/1/38	2,000	2,050
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	1,029
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	1,250	1,488
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	504
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	520

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	535
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	2,900	3,411
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,221
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	2,000	2,327
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	2,000	2,391
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,187
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	2,000	2,288
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	2,500	3,025
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	1.500%	4/1/19	16,900	16,900
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24	550	609
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	1,730	2,050
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	2,000	2,361
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	1,030	1,218
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	250	275
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	1,635	1,971
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/38	1,740	1,888
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/21 (Prere.)	60	64
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	1,000	1,120
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	460	500
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/28	1,325	1,579
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	850	953
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	500	557
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	440	469
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	500	530
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	300	328
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	500	553
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	1,250	1,425
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	500	552

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	1,500	1,763
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	1,450	1,652
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	1,695	1,994
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	1,500	1,753
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	1,500	1,785
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	1,745	2,033
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/36	1,580	1,867
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/36	1,235	1,342
3 New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/36	1,000	1,101
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	1,680	1,985
3 New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/38	1,000	1,094
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	1.500%	4/1/19	9,205	9,205
New York City NY Transitional Finance Authority
Future Tax Secured Revenue	5.000%	8/1/35	2,000	2,416
New York City NY Transitional Finance Authority
Future Tax Secured Revenue	5.000%	8/1/36	2,000	2,407
New York City NY Transitional Finance Authority
Revenue	5.000%	8/1/35	1,500	1,812
New York City NY Transitional Finance Authority
Revenue	5.000%	8/1/36	5,710	6,873
New York City NY Transitional Finance Authority
Revenue	5.000%	5/1/38	1,675	1,992
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)	5.000%	12/1/26	1,275	1,561
New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,090	1,178
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	1,000	1,094
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	750	962
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	1,530	1,612
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	500	531
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	500	546
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	230	249
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,000	1,081
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (14)	325	353
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	820	923

New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	570	650
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	1,045	1,187
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,180	2,526
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,135	1,340
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	1,645	1,972
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	1,675	1,993
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/31	1,445	1,592
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/32	1,500	1,644
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	680	742
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	600	614
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	3/1/22	2,000	2,186
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.000%	11/15/32	1,000	648
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,545	1,705
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	2,000	2,035
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	4,250	4,504
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/21 (Prere.)	1,215	1,327
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	593
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	630
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	523
New York State Dormitory Authority Revenue	5.000%	10/1/20	75	76
New York State Dormitory Authority Revenue	4.000%	7/1/34	1,200	1,338
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	417
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,168
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,136
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	650	676
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	506
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21 (Prere.)	500	536
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	160	176
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	170	187

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	830	910
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/23	1,465	1,646
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	840	920
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	1,500	1,776
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	520	582
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	2,300	2,839
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	2,040	2,401
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,000	2,286
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/30	7,000	7,802
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	500	545
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/33	1,975	2,175
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	300	326
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	1,905	2,088
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	2,000	2,269
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/35	1,000	1,091
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	595	625
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	423
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	504
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/20 (Prere.)	500	523
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	1,135	1,211
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24	995	1,156
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	1,295	1,540
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	1,480	1,776
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	1,785	2,114
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	1,420	1,644
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	1,500	1,800
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	2,160	2,581

New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp.)	3.500%	10/1/29	1,000	1,060
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	2,025	2,251
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/24	365	380
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	500	554
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	1,500	1,803
New York State GO	5.000%	2/15/30	315	335
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	330	341
New York State Thruway Authority Revenue	5.000%	5/1/19	1,230	1,233
New York State Thruway Authority Revenue	5.000%	1/1/30	500	538
New York State Thruway Authority Revenue	5.000%	1/1/35	1,110	1,284
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	517
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	541
New York State Urban Development Corp.
Revenue	5.000%	3/15/36	2,000	2,358
New York State Urban Development Corp.
Revenue	5.000%	3/15/37	2,000	2,349
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	590
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,538
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	2,315	2,746
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	2,000	2,320
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	1,500	1,791
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,229
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,664
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,650
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	2,010	2,353
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/26	1,805	2,106
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/28	1,250	1,296
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	1,015	1,206
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/36	1,120	1,356

Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,651
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,554
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/29	1,870	2,174
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/34	1,760	1,995
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	1,500	1,732
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/32	1,130	749
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	2,000	2,341
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	1,900	2,266
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	1,000	1,185
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	1,600	1,818
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	1,000	1,171
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	1,945	2,272
5 Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	2,450	2,853
Westchester County NY GO	5.000%	7/1/20	435	455
Westchester County NY GO	5.000%	7/1/20 (ETM)	10	10
Westchester County NY GO	5.000%	7/1/20 (ETM)	55	57
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	890	942
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,227
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/28	1,400	1,586
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/33	1,500	1,652
				349,285
North Carolina (0.3%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/22 (Prere.)	330	370
Cary NC Combined Enterprise System Revenue	5.000%	12/1/27	170	190
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	249
Durham County NC GO	5.000%	4/1/20	685	709
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	557
North Carolina Capital Improvement Revenue	5.000%	5/1/20 (Prere.)	500	519
North Carolina GAN	5.000%	3/1/25	1,000	1,178
North Carolina GAN	5.000%	3/1/27	1,015	1,185
North Carolina GO	5.000%	3/1/20	275	284
North Carolina GO	4.000%	6/1/20	500	515
North Carolina GO	5.000%	5/1/22	250	276
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/21	1,000	1,071
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/27	1,000	1,102
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/24	600	658

North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	145	145
North Carolina Turnpike Authority Revenue	4.000%	1/1/39	2,000	2,036
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/22 (Prere.)	180	200
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/24	320	357
Wake County NC Limited Obligation Revenue	4.000%	12/1/19	680	691
				12,292
North Dakota (0.0%)
Grand Forks ND Health Care System Revenue
(Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,409

Ohio (1.7%)
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/29	1,270	1,537
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/37	2,200	2,328
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/22 (Prere.)	570	628
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/26	1,000	1,196
Bowling Green State University Ohio Revenue	5.000%	6/1/26	400	477
Bowling Green State University Ohio Revenue	5.000%	6/1/27	260	313
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	529
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/20 (Prere.)	435	460
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/26	725	780
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.000%	11/1/27	380	408
Columbus OH City School District GO	0.000%	12/1/29 (4)	1,000	769
Columbus OH GO	5.000%	7/1/25	535	592
Columbus OH GO	4.000%	8/15/26	1,730	1,956
Columbus OH Sewer Revenue	5.000%	6/1/28	4,000	4,676
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/25	510	579
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/32	1,000	1,113
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	615	650
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20	1,000	1,054
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	1,680	1,946
Franklin County OH Sales Tax Revenue	5.000%	6/1/27	895	1,106
Franklin County OH Sales Tax Revenue	5.000%	6/1/28	820	1,030
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,157
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/21	200	211
Kent State University Ohio Revenue	5.000%	5/1/19 (Prere.)	460	461
Kent State University Ohio Revenue	5.000%	5/1/23 (12)	40	40
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/21 (Prere.)	180	196

Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/21 (Prere.)	535	585
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	320	339
Miami Valley OH Career Technology Center GO	5.000%	12/1/25	870	1,044
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	1.520%	4/1/19 LOC	4,600	4,600
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	1.520%	4/1/19 LOC	2,200	2,200
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	1.520%	4/1/19 LOC	762	762
6 Montgomery County OH Revenue (Premier
Health Partners Obligated Group) VRDO	1.540%	4/1/19 TOB	5,000	5,000
North Royalton OH City School District GO	5.000%	12/1/26	300	355
North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,648
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/20	100	105
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/33	1,525	1,824
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/22	750	820
Ohio Capital Facilities Lease-Appropriation
Revenue (Transportation Building Fund
Projects)	5.000%	4/1/30	1,155	1,341
Ohio Common Schools GO	5.000%	6/15/34	1,000	1,091
Ohio GO	5.000%	5/1/23	1,270	1,441
Ohio GO	5.000%	8/1/23	500	555
Ohio GO	5.000%	8/1/24	500	584
Ohio GO	5.000%	11/1/24	1,675	1,970
Ohio GO	5.000%	2/1/25	2,425	2,866
Ohio GO	5.000%	2/1/27	1,000	1,204
Ohio GO	5.000%	5/1/33	1,000	1,224
Ohio GO	5.000%	3/15/36	1,005	1,130
Ohio Higher Education GO	5.000%	8/1/21	500	540
Ohio Higher Education GO	5.000%	5/1/30	2,000	2,333
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	585	654
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	1.520%	4/1/19	1,255	1,255
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/25	2,440	2,934
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/28	1,010	1,214
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	12/1/35	1,320	1,594
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	12/1/37	2,240	2,678
Ohio Revenue (Transportation Building Fund
Projects)	5.000%	4/1/26	915	1,104
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20 (Prere.)	500	515
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	1,000	1,035
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,015	1,131
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	1,280	1,523

Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.250%	6/1/19	435	438
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,725	2,120
Penta Career Center Ohio COP	5.250%	4/1/23	125	137
Revere OH Local School District GO	5.000%	6/1/22 (Prere.)	1,000	1,107
Revere OH Local School District GO	5.000%	6/1/22 (Prere.)	665	736
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	550	608
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	255	282
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	250	276
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	260	287
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	250	276
				83,657
Oklahoma (0.2%)
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/25	1,160	1,304
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/28	1,245	1,473
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/26	1,145	1,322
Oklahoma Capitol Improvement Authority
Facilities Revenue	4.000%	7/1/38	1,000	1,063
Oklahoma City OK GO	5.000%	3/1/24	525	559
Oklahoma Development Finance Authority
Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,777
Oklahoma Turnpike Authority Revenue	5.000%	1/1/21 (Prere.)	300	318
Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,000	2,305
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/23	280	310
University of Oklahoma Revenue	5.000%	7/1/31	475	507
				10,938
Oregon (0.2%)
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/33	1,125	1,346
Deschutes & Jefferson Counties OR School
District No. 2J GO	0.000%	6/15/31	750	522
Multnomah County OR School District GO	5.000%	6/15/29	1,000	1,180
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/21 (Prere.)	430	460
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	1,380	1,598
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	70	75
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/33	1,000	1,157
Oregon Facilities Authority Revenue (Reed
College Projects)	4.000%	7/1/31	450	503
Oregon Facilities Authority Revenue (Reed
College Projects)	4.000%	7/1/32	450	500
Oregon GO	5.000%	5/1/23	500	551
Salem OR Hospital Facilities Authority Revenue
(Capital Manor Inc.)	5.000%	5/15/33	550	629
Salem OR Hospital Facilities Authority Revenue
(Capital Manor Inc.)	5.000%	5/15/38	500	564

Washington County OR School District No. 48J
Beaverton GO	5.000%	6/15/36	1,245	1,476
				10,561
Pennsylvania (2.5%)
Allegheny County PA GO	4.000%	11/1/30	1,000	1,103
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	325	349
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/27	1,000	1,187
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/32	1,000	1,167
Allegheny County PA Hospital Development
Authority Revenue	5.000%	4/1/33	1,000	1,162
Allegheny County PA Hospital Development
Authority Revenue	4.000%	4/1/38	500	521
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	2.553%	2/1/21	315	316
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	475	481
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	537
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,068
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/27	250	279
Allentown PA School District GO	5.000%	6/1/31 (15)	500	573
Berks County PA Industrial Development
Authority Health System Revenue (Tower
Health Project)	5.000%	11/1/25	2,065	2,416
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	530	574
Chester County PA GO	5.000%	11/15/22 (Prere.)	750	841
Coatesville PA School District Building Authority
Lease Revenue	5.000%	12/1/26 (15)	335	366
Coatesville PA School District Building Authority
Lease Revenue	5.000%	12/1/27 (15)	365	398
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/26	500	591
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/29	1,000	1,085
Erie PA Sewer Authority Revenue	0.000%	12/1/25 (15)(ETM)	1,165	1,016
Erie PA Sewer Authority Revenue	0.000%	12/1/25 (15)	85	72
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	6/1/20	650	676
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/29	1,185	1,381
Luzerne County PA Industrial Development
Authority Lease Revenue	5.000%	12/15/25 (4)	1,000	1,148
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/22 (Prere.)	500	551

Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/23	1,015	1,105
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/25	1,000	1,126
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.550%	6/1/20	1,000	1,002
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/25	1,250	1,349
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/38	1,000	1,165
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/25	1,275	1,493
Pennsylvania COP	5.000%	7/1/26	500	584
Pennsylvania COP	5.000%	7/1/27	500	591
Pennsylvania Economic Development Financing
Authority Governmental Lease Revenue
(Forum Place Project)	5.000%	3/1/34	1,000	1,049
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	670	686
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	1,060	1,255
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	1,510	1,795
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/20	700	706
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/21	390	391
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	11/15/40	3,500	3,562
Pennsylvania GO	5.000%	4/15/19 (Prere.)	500	501
Pennsylvania GO	5.000%	7/1/20	545	568
Pennsylvania GO	5.375%	7/1/21	500	541
Pennsylvania GO	5.000%	11/15/21 (Prere.)	500	545
Pennsylvania GO	5.000%	8/15/23	2,000	2,280
Pennsylvania GO	5.000%	1/1/24	1,500	1,721
Pennsylvania GO	5.000%	8/15/24	500	582
Pennsylvania GO	5.000%	1/1/26	3,295	3,938
Pennsylvania GO	5.000%	9/15/26	1,500	1,814
Pennsylvania GO	4.000%	1/1/29	3,000	3,330
Pennsylvania GO	4.000%	8/15/30 (4)	1,000	1,096
Pennsylvania GO	5.000%	10/15/32	1,000	1,113
Pennsylvania GO	4.000%	3/1/33 (4)	1,110	1,220
Pennsylvania GO	4.000%	3/1/34 (4)	1,670	1,829
Pennsylvania GO	4.000%	3/1/36	1,000	1,080
Pennsylvania GO	4.000%	3/1/37 (15)	1,000	1,084
Pennsylvania GO	4.000%	3/1/37	1,000	1,076

Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/19 (ETM)	740	744
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/24	200	210
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	500	540
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/19 (Prere.)	500	507
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	4.000%	8/15/36	1,295	1,398
Pennsylvania State University Revenue	5.000%	3/1/25	500	515
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/32	1,000	1,167
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/24	1,040	1,188
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/28	630	750
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	190	191
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	860	865
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	175	179
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	1,750	1,850
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	495	523
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	265	279
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	695	735
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	170	174
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	2,261
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,505	1,795
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,140	1,332
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (4)	1,635	1,962
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	892
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,650
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,736
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,265
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33 (4)	1,260	1,564
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,701
2 Pennsylvania Turnpike Commission Revenue,
SIFMA Municipal Swap Index Yield + 0.980%	2.480%	12/1/21	1,315	1,328
Philadelphia PA Airport Revenue	5.000%	6/15/23	1,120	1,167
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/24	1,015	1,169
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,167
Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,625	1,905
Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,190
Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,496
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/25	1,000	1,130
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/19 (Prere.)	500	500
Philadelphia PA School District GO	5.000%	9/1/21	1,035	1,076
Philadelphia PA School District GO	5.250%	9/1/22	545	569
Philadelphia PA School District GO	5.000%	9/1/31	940	1,069
Philadelphia PA Water & Wastewater Revenue	5.000%	8/1/20 (Prere.)	560	586
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26	1,000	1,150
Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35	1,110	1,179

Reading PA School District GO	5.000%	3/1/25 (4)	805	933
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp. Obligated
Group)	5.000%	11/15/25	815	971
Saint Mary PA Hospital Authority Health System
Revenue (Trinity Health Corp. Obligated
Group)	5.000%	11/15/26	770	935
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/27	1,135	1,336
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34	1,085	1,219
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	1,000	1,038
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	4.000%	6/15/29 (15)	1,075	1,180
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/24 (15)	1,535	1,746
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/26 (4)	1,650	1,936
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/19 (Prere.)	500	508
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	6.250%	1/1/21 (Prere.)	80	86
				120,577
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	504
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/21 (3)(13)	500	536
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,271
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	224	188
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,327	989
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	1,496	992
				4,480
Rhode Island (0.1%)
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	579
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/25	500	588
Tobacco Settlement Financing Corp. Rhode
Island Revenue	2.250%	6/1/41	1,540	1,541
				2,708
South Carolina (0.5%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/23	590	677
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/27	250	272
3 Lancaster County SC School District GO	4.000%	3/1/32	1,000	1,107
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/25	1,000	1,170

Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,686
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,000	1,151
Patriots Energy Group Finance Authority SC
Gas Supply Revenue PUT	4.000%	2/1/24	2,000	2,161
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	1,600	1,434
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,663
South Carolina GO	5.000%	4/1/20	450	466
South Carolina Higher Education Revenue
(Clemson University)	5.000%	5/1/21	1,000	1,070
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (Prere.)	1,000	1,151
South Carolina Jobs Economic Development
Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37	1,500	1,730
South Carolina Public Service Authority
Revenue	5.000%	12/1/26	1,140	1,302
South Carolina Public Service Authority
Revenue	5.000%	12/1/28	1,465	1,568
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	2,095	2,366
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	1,000	1,138
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	1,035	1,124
Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	5.000%	12/1/26 (15)	1,000	1,163
				24,399
South Dakota (0.1%)
Educational Enhancement Funding Corp. South
Dakota Tobacco Settlement Revenue	5.000%	6/1/25	2,000	2,218
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	5.000%	9/1/32	1,020	1,191
South Dakota Health & Educational Facilities
Authority Revenue (Regional Health System
Obligated Group)	4.000%	9/1/34	2,125	2,254
				5,663
Tennessee (1.4%)
Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,171
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.000%	1/1/33	1,500	1,615
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/27	1,035	1,167
Greeneville TN Health & Educational Facilities
Board Hospital Revenue (Ballad Health)	5.000%	7/1/27	1,570	1,869
Jackson TN Hospital Improvement Revenue
(West Tennessee Healthcare Obligated
Group)	5.000%	4/1/38	3,810	4,327
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/36	1,000	1,140

Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/27	910	1,051
Memphis TN GO	5.000%	5/1/30	500	532
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	625	651
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	500	528
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	600	625
Montgomery County TN Public Building
Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	1.540%	4/1/19 LOC	3,325	3,325
Montgomery County TN Public Building
Authority Pooled Financing Revenue
(Tennessee County Loan Pool) VRDO	1.540%	4/1/19 LOC	2,900	2,900
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	100
Shelby County TN GO	5.000%	4/1/19	400	400
Shelby County TN GO	5.000%	4/1/31	1,625	2,032
8 Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	1.480%	4/1/19 (4)	12,140	12,940
Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	4,000	4,555
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,835	2,006
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	1,800	1,997
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	1,000	1,131
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	915	1,029
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	1,035	1,207
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	1,000	1,155
Tennessee Energy Acquisition Corp. Gas
Revenue PUT	4.000%	5/1/23	3,045	3,221
Tennessee Energy Acquisition Corp. Gas
Revenue PUT	4.000%	11/1/25	2,500	2,697
Tennessee GO	5.000%	8/1/20	625	654
Tennessee GO	5.000%	8/1/21	1,490	1,609
Tennessee GO	5.000%	8/1/22	1,475	1,641
Tennessee GO	4.000%	8/1/28	4,850	5,468
Tennessee GO	5.000%	8/1/32	1,000	1,173
Williamson County TN GO	4.000%	5/1/27	1,320	1,435
				67,351
Texas (5.6%)
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,499
Allen TX Independent School District GO	5.000%	2/15/26	1,035	1,244
Arlington TX Special Tax Revenue	5.000%	2/15/27 (4)	420	510
Arlington TX Special Tax Revenue	5.000%	2/15/28 (4)	305	376
Arlington TX Special Tax Revenue	5.000%	2/15/32 (15)	1,140	1,360
Austin Convention Enterprises Inc. Texas
Convention Center Revenue	5.000%	1/1/25	500	565
Austin TX Airport System Revenue	5.000%	11/15/26	1,120	1,356

Austin TX Airport System Revenue	5.000%	11/15/32	1,170	1,367
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,177
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19 (Prere.)	65	66
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19 (Prere.)	210	215
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21 (ETM)	500	544
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/24	1,270	1,492
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/37	1,000	1,169
Beaumont TX Independent School District GO	5.000%	2/15/21	3,570	3,797
Bexar County TX GO	5.000%	6/15/26	4,450	5,294
Bexar County TX GO	5.000%	6/15/32	1,145	1,303
Bexar County TX GO	4.000%	6/15/34	1,000	1,072
Brownsville TX Utility System Revenue	4.000%	9/1/30	1,000	1,056
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20 (Prere.)	500	515
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/24	1,015	1,146
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	100	86
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	180	151
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/26	1,000	1,172
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/30	840	965
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	540	588
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,400	1,592
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	213
6 Conroe TX Independent School District GO TOB
VRDO	1.500%	4/1/19	15,000	15,000
Corpus Christi TX Independent School District
GO	4.000%	8/15/34	1,130	1,231
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	500	530
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	500	557
3 Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/32	2,000	2,507
Dallas TX Independent School District GO	5.000%	2/15/23	485	515
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21 (Prere.)	195	211
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21	1,090	1,181
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/22	210	227
Dallas TX Waterworks & Sewer System
Revenue	4.000%	10/1/31	1,675	1,885
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	1,000	1,147

Denton TX Independent School District GO	5.000%	8/15/37	1,360	1,610
Fort Worth TX GO	5.000%	3/1/25	1,105	1,303
Fort Worth TX GO	5.000%	3/1/27	4,520	4,924
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	477
Garland TX Electric Utility System Revenue	5.000%	3/1/30	675	835
Garland TX Independent School District GO	5.000%	2/15/22	1,025	1,122
Grand Parkway Transportation Corp. TX BAN	5.000%	2/1/23	2,500	2,789
4 Grand Parkway Transportation Corp. TX System
Toll Revenue, 5.050% coupon rate effective
10/1/2023	0.000%	10/1/30	1,550	1,577
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/30	1,000	1,206
Harris County TX GO	5.000%	10/1/21 (Prere.)	280	303
Harris County TX GO	5.000%	8/15/22	1,875	2,082
Harris County TX GO	5.000%	10/1/23	20	22
Harris County TX GO	5.000%	10/1/23	500	509
Harris County TX GO	5.000%	8/15/32	1,025	1,127
Harris County TX GO	5.000%	10/1/36	1,200	1,397
Harris County TX Sports Authority Revenue	5.000%	11/15/22	945	1,041
Harris County TX Toll Road Revenue	5.000%	8/15/19 (Prere.)	500	506
Harris County TX Toll Road Revenue	5.000%	8/15/32	515	566
Houston TX Airport System Revenue	5.000%	7/1/26	1,110	1,343
Houston TX Airport System Revenue	5.000%	7/1/37	1,685	2,003
Houston TX GO	5.000%	3/1/20	55	55
Houston TX GO	5.000%	3/1/27	1,000	1,216
Houston TX GO	4.000%	3/1/35	1,500	1,614
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/24	1,070	1,236
Houston TX Independent School District GO	5.000%	2/15/20	1,105	1,138
Houston TX Utility System Revenue	5.000%	5/15/21	1,000	1,071
Houston TX Utility System Revenue	5.000%	5/15/25	1,160	1,343
Houston TX Utility System Revenue	5.000%	11/15/26	1,025	1,250
Houston TX Utility System Revenue	4.000%	11/15/31	1,000	1,093
Houston TX Utility System Revenue	5.000%	11/15/33	1,000	1,049
Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,142
2 Houston TX Utility System Revenue PUT,
SIFMA Municipal Swap Index Yield + 0.900%	2.400%	5/1/20	1,000	1,003
Irving TX Independent School District GO	5.000%	2/15/21	1,515	1,611
Katy TX Independent School District GO	4.000%	2/15/27	275	297
Katy TX Independent School District GO	4.000%	2/15/28	375	404
Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,409
Lake Travis TX Independent School District GO	5.000%	2/15/21 (Prere.)	500	532
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/26	1,360	1,599
Laredo TX Community College District GO	5.000%	8/1/25	1,000	1,154
Laredo TX Independent School District GO	4.000%	8/1/28	1,635	1,795
Lone Star College System Texas GO	5.000%	8/15/19 (Prere.)	250	253
Lone Star College System Texas GO	5.000%	2/15/28	1,200	1,436
Lower Colorado River Authority Texas Revenue	5.000%	5/15/19	1,525	1,531
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	1,835	1,844
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	1,000	1,145

Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	1,200	1,394
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/34	1,040	1,249
Lubbock TX GO	5.000%	2/15/23	500	547
Mansfield TX Independent School District GO	5.000%	2/15/26	1,250	1,400
Mansfield TX Independent School District GO	4.000%	2/15/29	1,265	1,348
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc Project)	5.000%	2/15/24	350	369
Montgomery TX GO	4.000%	3/1/30	1,840	2,076
New Hope TX Cultural Education Facilities
Finance Corp. First Mortgage Revenue
(Morningside Ministries Project)	6.250%	1/1/33	1,640	1,789
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/26	1,060	1,181
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/27	1,000	1,111
New Hope TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/28	870	963
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/19	495	495
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/23	200	217
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/24	210	231
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/25	240	266
North East TX Independent School District GO	5.250%	2/1/22	580	639
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/30	2,390	2,721
North Texas Municipal Water District Regional
Wastewater System Revenue	5.000%	6/1/22	1,495	1,652
North Texas Municipal Water District Regional
Wastewater System Revenue	5.000%	6/1/23	1,555	1,765
North Texas Municipal Water District Regional
Wastewater System Revenue	4.000%	6/1/31	1,500	1,660
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/22	1,645	1,829
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/23	1,025	1,171
North Texas Tollway Authority System Revenue	5.500%	9/1/21 (Prere.)	500	546
North Texas Tollway Authority System Revenue	6.250%	2/1/23	1,650	1,704
North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,060	1,181
North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,505	2,852
North Texas Tollway Authority System Revenue	6.000%	1/1/28	45	45
North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,190	1,373
North Texas Tollway Authority System Revenue	5.000%	1/1/30	500	562

North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,790	2,027
North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,692
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,575	1,770
North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,035	1,160
North Texas Tollway Authority System Revenue	4.000%	1/1/36	1,015	1,082
North Texas Tollway Authority System Revenue	4.000%	1/1/37 (4)	1,500	1,587
North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,000	1,061
North Texas Tollway Authority System Revenue	5.000%	1/1/38	1,000	1,177
Northwest Independent School District Texas
GO	5.000%	2/15/26	1,000	1,177
Northwest Independent School District Texas
GO	5.000%	2/15/32	1,760	2,032
Pasadena TX GO	4.000%	2/15/28	1,000	1,107
Pearland TX GO	4.000%	3/1/32	1,000	1,102
Pearland TX GO	4.000%	3/1/33	360	395
Pearland TX Waterworks & Sewer System
Revenue	4.000%	9/1/32	240	263
Pearland TX Waterworks & Sewer System
Revenue	4.000%	9/1/33	340	371
3 Prosper TX Independent School District GO	4.000%	2/15/31	1,290	1,467
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	505
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	210	213
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	500	531
San Antonio TX Electric & Gas Systems
Revenue	4.000%	2/1/34	1,230	1,334
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/36	1,000	1,177
San Antonio TX GO	5.000%	8/1/20	125	131
San Antonio TX GO	5.000%	2/1/22	1,000	1,062
San Antonio TX GO	5.000%	2/1/24	500	531
San Antonio TX GO	5.000%	2/1/26	1,000	1,176
San Antonio TX GO	4.000%	2/1/29	1,000	1,065
San Antonio TX Independent School District GO	5.000%	8/15/29	1,295	1,528
San Antonio TX Independent School District GO	5.000%	8/15/37	2,495	2,858
San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,180
San Antonio TX Water Revenue	5.000%	5/15/38	1,440	1,710
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	4.000%	10/1/34	1,350	1,483
Spring Branch TX Independent School District
GO	5.000%	2/1/20	1,000	1,029
Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,168
Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,610
Sugar Land TX GO	5.000%	2/15/26	510	613
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	1,000	1,132
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	1,000	1,072
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/19 (Prere.)	500	502
Texas City TX Independent School District GO	5.000%	8/15/26	3,365	3,995
Texas GO	5.000%	10/1/22	1,080	1,205
Texas GO	5.000%	10/1/24	1,160	1,361

Texas GO	5.000%	8/1/26	925	995
Texas GO	5.000%	8/1/27	1,000	1,075
Texas GO	5.000%	10/1/27	1,400	1,609
Texas GO	5.000%	10/1/28	1,330	1,525
Texas GO	5.000%	8/1/31	500	536
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	365	395
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	1,005	1,099
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	380	419
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	245	278
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	580	671
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	2,215	2,433
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/28	1,335	1,458
Texas Municipal Power Agency Revenue	5.000%	9/1/27	520	543
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/21 (15)	1,020	1,094
Texas Revenue	4.000%	8/29/19	13,000	13,128
Texas State University System Financing
System Revenue	5.000%	3/15/32	1,625	1,925
Texas Transportation Commission GO	5.000%	10/1/21	1,520	1,648
Texas Transportation Commission GO	5.000%	10/1/22	1,275	1,422
Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,776
Texas Transportation Commission GO	5.000%	4/1/32	1,000	1,182
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/34	1,475	1,773
Texas Transportation Commission Revenue	5.000%	4/1/21	1,620	1,730
Texas Transportation Commission Revenue	5.000%	4/1/23	1,890	2,136
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	525	582
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	665	735
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	2,330	2,607
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (ETM)	285	279
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	525	513
Texas Water Development Board Revenue	5.000%	4/15/21	1,025	1,096
Texas Water Development Board Revenue	4.000%	10/15/32	1,000	1,119
Texas Water Development Board Revenue	4.000%	10/15/33	1,580	1,769
Texas Water Development Board Revenue	4.000%	10/15/34	1,465	1,633
Texas Water Development Board Revenue	4.000%	10/15/35	1,685	1,867
Texas Water Development Board Revenue	4.000%	10/15/35	1,770	1,938
Texas Water Development Board Revenue	4.000%	10/15/35	2,860	3,157
Travis TX GO	5.000%	3/1/27	1,545	1,853
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/27	1,000	1,210
Trinity River Authority of Texas Regional
Wastewater System Revenue	5.000%	8/1/37	1,235	1,478
University of Houston Texas Revenue	4.000%	2/15/33	1,840	1,990
University of North Texas Revenue	4.000%	4/15/34	1,110	1,196

University of North Texas Revenue	5.000%	4/15/36	1,225	1,431
University of Texas Permanent University Fund
Revenue	5.000%	7/1/21	1,300	1,399
University of Texas Revenue	5.000%	8/15/29	4,570	5,276
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	325	329
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	1,020	1,068
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	500	540
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	1,140	1,302
West Travis County TX Public Utility Agency
Revenue	5.000%	8/15/27 (15)	1,215	1,482
West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/32 (15)	250	274
Williamson County TX GO	5.000%	2/15/23	230	252
				275,045
Utah (0.6%)
Alpine UT School District GO	5.000%	3/15/30	1,025	1,248
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	531
Central Utah Water Conservancy District
Revenue	4.000%	10/1/32	1,000	1,110
Jordan Valley UT Water Conservancy District
Revenue	4.000%	10/1/32	750	829
Murray UT Hospital Revenue (IHC Health
Services) VRDO	1.500%	4/1/19	11,620	10,510
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/22 (Prere.)	350	389
Utah County UT Hospital Revenue (IHC Health
Services)	5.000%	5/15/34	750	898
Utah County UT Hospital Revenue (IHC Health
Services)	5.000%	5/15/35	850	1,016
Utah County UT Transportation Sales Tax
Revenue	5.000%	12/1/30	850	1,070
Utah GO	5.000%	7/1/19	615	620
Utah GO	5.000%	7/1/21	1,300	1,401
Utah GO	5.000%	7/1/22	1,400	1,554
Utah GO	5.000%	7/1/23	3,500	3,992
Utah GO	5.000%	7/1/24	1,000	1,170
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,000	1,190
				27,528
Virginia (1.2%)
Arlington County VA GO	5.000%	8/1/23	600	667
Arlington County VA GO	5.000%	8/15/26	2,000	2,455
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	532
Fairfax County VA GO	5.000%	10/1/20	1,710	1,798
Fairfax County VA GO	5.000%	10/1/23	1,255	1,443
Fairfax County VA GO	4.000%	10/1/32	1,415	1,588
Fairfax County VA Public Improvement GO	5.000%	4/1/21	420	449
Fairfax County VA Sewer Revenue	4.000%	7/15/21	1,790	1,890
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	550
Norfolk VA Economic Development Authority
Hospital Facilities Revenue (Sentara
Healthcare) PUT	5.000%	11/1/28	1,020	1,261
Norfolk VA GO	5.000%	10/1/20	775	815

Norfolk VA GO	5.000%	8/1/21	2,040	2,201
Norfolk VA GO	5.000%	9/1/29	1,395	1,631
Norfolk VA GO	5.000%	9/1/30	1,090	1,272
Norfolk VA GO	5.000%	8/1/31	1,375	1,701
Norfolk VA GO	5.000%	9/1/32	1,345	1,566
Norfolk VA GO	5.000%	8/1/35	2,155	2,622
Norfolk VA Water Revenue	5.000%	5/1/22 (Prere.)	495	547
Norfolk VA Water Revenue	5.000%	11/1/31	5	5
Norfolk VA Water Revenue	5.000%	11/1/34	1,155	1,391
Richmond VA Public Utility Revenue	5.000%	1/15/28	1,000	1,199
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/30	500	544
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/24	1,120	1,272
Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/30	600	702
Virginia Beach VA Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury on Chesapeake
Bay)	5.000%	9/1/33	425	490
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	1,000	1,062
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/34	1,900	2,072
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	395
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/36	2,130	2,324
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/21	2,410	2,611
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/26	1,255	1,528
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/35	1,750	1,915
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/35	1,280	1,402
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/24	1,250	1,463
Virginia Public Building Authority Revenue	5.000%	11/1/31	4,305	4,769
Virginia Public School Authority Revenue	5.000%	8/1/19	500	506
Virginia Public School Authority Revenue	5.000%	3/1/20	3,700	3,818
Virginia Public School Authority Revenue	4.000%	8/1/20	1,700	1,756
Virginia Public School Authority Revenue	5.000%	8/1/26	1,510	1,850
Virginia Public School Authority Revenue	5.000%	8/1/29	1,500	1,818
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/21	1,055	1,128
				61,008

Washington (1.1%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/26	795	974
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	521
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	1,200	1,395
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/21	1,355	1,458
King County WA GO	5.000%	7/1/20	1,250	1,304
King County WA GO	5.000%	1/1/24	500	546
King County WA GO	4.000%	12/1/32	1,500	1,639
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,084
Northwest Energy Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/28	2,550	2,805
Pierce County WA School District No. 3
Puyallup GO	5.000%	12/1/25	1,000	1,116
Port of Seattle WA Revenue	5.000%	8/1/29	250	274
Seattle WA GO	5.000%	6/1/21	1,000	1,074
Snohomish County WA School District No. 103
(Monroe) GO	5.000%	12/1/31	1,000	1,160
University of Washington Revenue	5.000%	4/1/31	335	356
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	403
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,175
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,633
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/25	1,090	1,278
Washington GO	5.000%	8/1/19 (Prere.)	500	506
Washington GO	0.000%	6/1/20 (14)	500	491
Washington GO	5.000%	7/1/20	1,000	1,044
Washington GO	5.000%	2/1/22 (Prere.)	500	548
Washington GO	5.000%	7/1/22	1,425	1,580
Washington GO	5.000%	7/1/23	1,145	1,305
Washington GO	5.000%	7/1/25	1,500	1,747
Washington GO	5.000%	7/1/25	560	618
Washington GO	4.000%	7/1/27	2,750	2,939
Washington GO	4.000%	7/1/27	2,425	2,592
Washington GO	5.000%	8/1/27	1,000	1,192
Washington GO	4.000%	7/1/28	1,135	1,210
Washington GO	4.000%	7/1/28	3,180	3,391
Washington GO	4.000%	7/1/29	2,720	2,938
Washington GO	5.000%	7/1/30	1,100	1,275
Washington GO	5.000%	8/1/30	1,585	1,928
Washington GO	5.000%	8/1/36	2,070	2,495
Washington GO	5.000%	8/1/38	2,070	2,478
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/30	1,760	1,990
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,195
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	880	962
Washington State University General Revenue	5.000%	10/1/31	500	537
				55,156

West Virginia (0.3%)
West Virginia Commissioner of Highways
Revenue (Surface Transportation
Improvements)	5.000%	9/1/33	1,110	1,317
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/29	1,180	1,427
West Virginia Economic Development Authority
Lottery Revenue	4.000%	6/15/37	1,545	1,657
West Virginia GO	5.000%	12/1/35	1,000	1,205
West Virginia GO	5.000%	6/1/36	1,000	1,203
West Virginia Higher Education Policy
Commission Revenue	5.000%	7/1/37	1,315	1,525
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.)	5.000%	1/1/29	750	902
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/23	1,065	1,077
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	3,140	3,182
West Virginia Parkways Authority Turnpike Toll
Revenue	5.000%	6/1/33	790	958
				14,453
Wisconsin (1.1%)
Madison WI Area Technical College GO	4.000%	3/1/25	1,835	2,070
Milwaukee WI GO	4.000%	3/15/20	1,000	1,023
University of Wisconsin Hospitals & Clinics
Authority Revenue VRDO	1.500%	4/1/19	17,335	17,335
Wisconsin General Fund Annual Appropriation
Revenue	5.625%	5/1/19 (Prere.)	45	45
Wisconsin General Fund Annual Appropriation
Revenue	5.625%	5/1/28	415	417
Wisconsin GO	5.000%	5/1/20	1,000	1,037
Wisconsin GO	5.000%	5/1/21 (ETM)	15	16
Wisconsin GO	5.000%	5/1/21	760	814
Wisconsin GO	5.000%	5/1/22 (Prere.)	35	39
Wisconsin GO	5.000%	11/1/23	2,555	2,939
Wisconsin GO	5.000%	5/1/24	500	550
Wisconsin GO	5.000%	5/1/26	2,210	2,430
Wisconsin GO	5.000%	5/1/29	1,000	1,123
Wisconsin GO	5.000%	5/1/36	2,000	2,292
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,241
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/33	2,000	2,147
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/34	1,500	1,606
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	5.000%	11/15/36	1,955	2,250
Wisconsin Health & Educational Facilities
Authority Revenue (Aspirus, Inc. Obligated
Group)	5.000%	8/15/25	1,670	1,891

Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/21 (Prere.)	1,150	1,239
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	4.000%	8/15/31	1,010	1,101
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	500	549
Wisconsin Public Finance Authority Exempt
Facilities Revenue (Wingate University)	5.250%	10/1/32	715	823
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,085	1,256
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	500	554
Wisconsin Transportation Revenue	5.000%	7/1/22 (Prere.)	115	127
Wisconsin Transportation Revenue	5.000%	7/1/23	385	427
3 Wisconsin Transportation Revenue	5.000%	7/1/31	1,370	1,632
Wisconsin Transportation Revenue	5.000%	7/1/31	1,295	1,572
Wisconsin Transportation Revenue	5.000%	7/1/33	2,755	3,148
				53,693
Wyoming (0.0%)
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/34 (15)	1,000	1,153

Total Tax-Exempt Municipal Bonds (Cost $2,475,626)				2,553,036
Temporary Cash Investments (0.1%)1
U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill	2.451%	4/18/19	700	699
United States Treasury Bill	2.502%	6/20/19	1,200	1,194
Total Temporary Cash Investments (Cost $1,893)				1,893
Total Investments (100.1%) (Cost $3,820,264)				4,904,356
Other Assets and Liabilities—Net (0.1%)5				(3,392)
Net Assets (100%)				4,900,964

* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 48.2% and -0.3%, respectively, of net assets.
2 Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
March 31, 2019.
4 Step bond.
5 Securities with a value of $921,000 and cash of $792,000 have been segregated as initial margin for open futures contracts.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate value of these securities was $20,337,000, representing 0.4% of net assets.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Tax-Managed Balanced Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
LIBOR - London Inter-bank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).

Tax-Managed Balanced Fund

(14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation). (17) RAA (Radian Asset Assurance Inc.). (18) SBLF (Michigan School Bond Loan Fund). (19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2019	1,325	282,349	866
E-mini S&P 500 Index	June 2019	94	13,338	53
				919
Short Futures Contracts
10-Year U.S. Treasury Note	June 2019	(224)	(27,825)	(253)
5-Year U.S. Treasury Note	June 2019	(187)	(21,660)	(159)
Ultra 10-Year U.S. Treasury Note	June 2019	(83)	(11,021)	(60)
30-Year U.S. Treasury Bond	June 2019	(53)	(7,932)	(84)
Ultra Long U.S. Treasury Bond	June 2019	(28)	(4,704)	(30)
				(586)
				333

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also

Tax-Managed Balanced Fund

uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the
Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,349,390	—	37
Tax-Exempt Municipal Bonds	—	2,553,036	—
Temporary Cash Investments	—	1,893	—
Futures Contracts—Assets[1]	228	—	—
Futures Contracts—Liabilities[1]	(282)	—	—
Total	2,349,336	2,554,929	37
1 Represents variation margin on the last day of the reporting period.